Pioneer Bond Fund
Schedule of Investments  |  March 31, 2024

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

Schedule of Investments  |  3/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 109.3%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets*(a)
	Building & Construction Products — 0.0%†
830,000(b)	MIWD Holdco II LLC, Term Loan, 3/20/31	$ 834,928
	Total Building & Construction Products	$834,928

	Chemicals-Diversified — 0.0%†
1,386,700	LSF11 A5 HoldCo LLC, Term Loan, 8.942% (Term SOFR + 350 bps), 10/15/28	$ 1,388,866
	Total Chemicals-Diversified	$1,388,866

	Chemicals-Specialty — 0.0%†
1,887,929	Mativ Holdings, Inc., Term B Loan, 9.195% (Term SOFR + 375 bps), 4/20/28	$ 1,890,289
	Total Chemicals-Specialty	$1,890,289

	Electric-Generation — 0.1%
317,487	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.192% (Term SOFR + 375 bps), 10/2/25	$ 316,991
1,932,294	Generation Bridge Northeast LLC, Term Loan B, 8.826% (Term SOFR + 350 bps), 8/22/29	1,941,955
	Total Electric-Generation	$2,258,946

	Electronic Composition — 0.0%†
224,995	Energy Acquisition LP, First Lien Initial Term Loan, 9.677% (Term SOFR + 425 bps), 6/26/25	$ 224,808
	Total Electronic Composition	$224,808

	Finance-Leasing Company — 0.0%†
606,595	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.929% (Term SOFR + 150 bps), 2/12/27	$ 607,306
	Total Finance-Leasing Company	$607,306

	Medical-Wholesale Drug Distribution — 0.1%
1,903,054	Owens & Minor, Inc., Term B-1 Loan, 9.18% (Term SOFR + 375 bps), 3/29/29	$ 1,913,759
	Total Medical-Wholesale Drug Distribution	$1,913,759

	Metal Processors & Fabrication — 0.0%†
1,639,500	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.591% (Term SOFR + 400 bps), 10/12/28	$ 1,635,401
	Total Metal Processors & Fabrication	$1,635,401

1Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Recreational Centers — 0.0%†
190,786	Fitness International LLC, Term B Loan, 10.577% (Term SOFR + 525 bps), 2/12/29	$ 188,879
	Total Recreational Centers	$188,879

	Total Senior Secured Floating Rate Loan Interests (Cost $10,852,300)	$10,943,182

	Asset Backed Securities — 7.8% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 502,911
209,368(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.67% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	206,934
1,750,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 7.529% (3 Month Term SOFR + 221 bps), 1/20/32 (144A)	1,749,519
1,440,703	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	1,319,338
10,270,731(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.591% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	10,208,912
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,566,715
1,110,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31 (144A)	1,107,691
3,831,531	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	3,475,180
2,110,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,873,172
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.29% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	6,697,730
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.619% (SOFR30A + 230 bps), 1/15/37 (144A)	7,602,260
10,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.775% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	10,324,808
3,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	3,656,012
2,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	2,661,339
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	1,012,445
Pioneer Bond Fund | 3/31/242

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,197,651	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	$ 6,334,365
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.619% (SOFR30A + 230 bps), 2/15/37 (144A)	4,806,422
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.514% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,655,213
4,973,885(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	4,771,463
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,830,288
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,491,966
7,600,000(c)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	7,180,028
3,745,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	3,158,940
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,242,716
186,589(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 6.094% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	182,800
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	12,258,561
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,150,954
11,000,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	10,347,781
8,193,600	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	7,535,740
896,173	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	890,036
11,290,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	11,663,876
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/25/49 (144A)	3,957,266
12,575,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	11,505,148
5,133,041(d)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/71 (144A)	4,680,289
7,714,889(d)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	7,282,244
8,189,939(d)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	7,509,151
3Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.929% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	$ 1,561,181
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 13.279% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	930,369
3,440,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,353,109
1,955,396	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,776,167
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	4,036,993
4,662,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	4,812,824
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.418% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	2,973,351
1,640,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33 (144A)	1,628,964
3,926,475	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,887,304
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.241% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	3,310,670
327,899	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	309,588
5,815,875	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,528,126
2,925,893	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,639,026
4,234,687	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	3,708,212
3,090,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	3,144,333
1,410,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,411,109
2,981,040	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,659,163
4,644,690	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	4,130,981
99,393	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	99,276
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,885,556
Pioneer Bond Fund | 3/31/244

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,551,678	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	$ 1,548,575
1,560,843	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,388,991
4	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	4
680,356	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	589,389
273,250	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	262,672
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,218,283
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 8.581% (3 Month Term SOFR + 326 bps), 12/21/29 (144A)	2,808,413
2,300,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,254,241
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,671,263
1,679,335	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	1,614,393
1,298,019	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,297,498
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.917% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,958,600
8,500,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 7.631% (3 Month Term SOFR + 231 bps), 2/20/30 (144A)	8,463,713
4,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 9.081% (3 Month Term SOFR + 376 bps), 2/20/30 (144A)	3,968,144
7,645,668(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	7,754,925
9,010,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	8,610,443
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,109,493
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,619,900
12,349,977(c)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	11,161,292
5Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,125,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	$ 3,929,135
194,215	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	192,086
1,925,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,899,056
815,702	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	803,983
6,975,000(d)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	6,892,024
4,047,589	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,019,516
5,000,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 8.429% (3 Month Term SOFR + 311 bps), 4/20/29 (144A)	4,955,085
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 9.236% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	2,691,562
3,675,821	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	3,410,408
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.269% (SOFR30A + 195 bps), 11/15/38 (144A)	9,896,188
5,850,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54 (144A)	5,783,862
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,010,662
15,174	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	14,993
19,183	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	18,967
54,065	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	53,625
46,852	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	47,035
32,906	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	32,354
32,788	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	32,751
14,333	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	14,067
32,278	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	31,344
496,160	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	494,274
Pioneer Bond Fund | 3/31/246

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,145,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	$ 3,180,887
512,798	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	485,537
246,035	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	234,077
516,305	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	513,319
5,863,647	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	5,591,339
1,800,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.68% (3 Month Term SOFR + 736 bps), 10/24/34 (144A)	1,798,686
1,500,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 7.476% (3 Month Term SOFR + 216 bps), 1/15/32 (144A)	1,500,139
	Total Asset Backed Securities (Cost $372,088,106)	$356,013,708

	Collateralized Mortgage Obligations—6.9% of Net Assets
12,559,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 9,299,211
3,342,510(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,858,038
2,985,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,628,214
1,122,293(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00%, 10/25/68 (144A)	1,109,011
3,388,962(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00%, 10/25/68 (144A)	2,983,090
5,170,000(c)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	3,902,061
5,517,103(c)	CIM Trust, Series 2021-J1, Class B1, 2.66%, 3/25/51 (144A)	4,397,995
3,074,288(c)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.708%, 5/25/51 (144A)	2,450,974
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.32% (SOFR30A + 300 bps), 1/25/42 (144A)	2,091,031
2,490,163(c)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,850,143
2,350,000(c)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,735,479
7Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,450,000(c)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	$ 1,394,077
6,810,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.27% (SOFR30A + 395 bps), 9/26/33 (144A)	7,035,709
142,924(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.584%, 7/25/43	141,908
4,489,457(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.117% (SOFR30A + 644 bps), 8/15/42	535,672
2,600,517(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	536,905
2,700,957(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	551,823
14,322	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	14,177
2,115,201(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	437,186
162,876,688(c)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	1,825,392
244,780	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	237,068
12,857,399(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,203,537
11,087,948(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 0.01% (1 Month Term SOFR + 324 bps), 1/20/50	181,306
6,071,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	4,779,955
4,820,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,231,771
117,678(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	109,740
2,880,724(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.93%, 2/26/52 (144A)	2,269,883
1,782,124(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.085% (SOFR30A + 176 bps), 5/25/29 (144A)	1,782,463
1,590,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.92% (SOFR30A + 460 bps), 10/25/33 (144A)	1,650,306
3,990,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,786,793
2,185,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,029,374
Pioneer Bond Fund | 3/31/248

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
56,722,025(c)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.225%, 7/25/51 (144A)	$ 652,791
4,454,843(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.225%, 7/25/51 (144A)	3,744,970
11,391,846(c)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	9,126,828
1,800,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,250,425
2,065,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,375,529
11,073,851	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	10,187,943
107,018,659(c)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.119%, 12/25/51 (144A)	675,534
5,596,597(c)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.806%, 12/25/51 (144A)	4,421,141
4,041,399(c)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.163%, 2/25/52 (144A)	3,309,919
3,853,560(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.14%, 4/25/52 (144A)	3,141,982
4,795,124(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.798%, 11/25/51 (144A)	3,754,261
92,950,361(c)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.117%, 12/25/51 (144A)	592,391
2,610,143(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.978%, 10/25/51 (144A)	2,104,840
4,770,220(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.215%, 1/25/52 (144A)	3,734,702
6,420,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,308,578
7,114,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.52%, 7/25/52 (144A)	4,479,967
1,090,358	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	992,907
290,233(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	279,350
1,660,503(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	1,560,873
6,956,587	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	6,136,732
9Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,915,068(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	$ 7,844,524
4,520,012(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.668%, 6/25/51 (144A)	3,570,016
4,712,835(c)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.32%, 3/25/52 (144A)	3,859,453
106,228(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	96,770
3,161,119(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,584,731
7,800,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	6,527,055
10,950,000(c)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,527,191
4,175,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	3,437,906
1,607,437(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.685% (SOFR30A + 536 bps), 10/25/30 (144A)	1,634,141
2,733,940(c)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.972%, 10/25/51 (144A)	2,221,259
6,441,058(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.478%, 4/25/51 (144A)	4,999,006
2,640,187(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.478%, 4/25/51 (144A)	2,034,542
3,301,202(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.383%, 4/25/51 (144A)	2,599,052
3,324,652(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.352%, 4/25/51 (144A)	2,562,009
2,772,033(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	2,245,352
2,857,099(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	2,299,678
3,130,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.02% (SOFR30A + 270 bps), 7/25/33 (144A)	3,173,286
2,653,944(c)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.702%, 12/25/51 (144A)	2,083,348
3,908,362(c)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.713%, 10/25/51 (144A)	3,119,892
3,885,029(c)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.631%, 11/25/51 (144A)	2,855,856
5,197,941(c)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.563%, 6/25/51 (144A)	4,113,993
Pioneer Bond Fund | 3/31/2410

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,219,395(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	$ 2,555,144
10,314,090(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	8,356,852
12,685,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	8,445,601
4,295,166(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,617,915
11,510,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	11,509,740
350,452(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.705%, 12/25/42	333,211
65,715(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	64,008
4,725,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,905,232
10,640,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.635% (SOFR30A + 431 bps), 2/25/47 (144A)	11,805,352
10,000,000(c)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	7,848,260
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.594% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	4,563,519
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 7.694% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	2,132,212
11,324,014(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,356,636
11,679,168(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	11,693,274
8,190,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.72% (SOFR30A + 340 bps), 11/25/33 (144A)	8,359,102
4,889,231(c)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.235%, 1/25/52 (144A)	3,998,429
2,810,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,867,365
11,105,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	6,773,105
	Total Collateralized Mortgage Obligations (Cost $372,057,647)	$315,445,972

11Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—3.8% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.169% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 4,083,957
2,082,253(d)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.01%, 7/25/37 (144A)	—
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	6,989,067
2,615,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.291%, 9/15/48 (144A)	1,458,633
3,030,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.831%, 4/15/55	2,647,436
1,303,096(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 6.79% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,202,106
7,615,000(c)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,462,953
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	15,484,892
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 7.335% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	12,852,700
4,869,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,635,748
26,145,953(c)(e)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 0.875%, 7/15/47	5,650
567,247(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.32% (SOFR30A + 200 bps), 1/25/51 (144A)	555,209
6,790,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.32% (SOFR30A + 400 bps), 11/25/51 (144A)	6,660,650
2,500,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.068%, 7/25/27 (144A)	2,309,910
3,244,609(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.884% (SOFR30A + 256 bps), 10/25/28	3,060,202
1,745,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.434% (SOFR30A + 511 bps), 10/25/28	1,562,365
4,590,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.383%, 2/25/52 (144A)	4,321,812
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.734% (SOFR30A + 241 bps), 6/25/26 (144A)	3,960,180
3,364,838(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.834% (SOFR30A + 251 bps), 7/25/29 (144A)	3,119,697
2,628,239(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,416,633
Pioneer Bond Fund | 3/31/2412

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.334% (SOFR30A + 701 bps), 8/25/29	$ 4,785,239
9,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,864,760
110,979,167(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	547,349
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	41,821
2,661,504(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	2,590,749
15,966,988(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.632%, 10/16/58	567,160
4,885,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.54% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	4,699,279
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,748,273
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,688,494
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,622,252
45,714,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.121%, 6/15/51	212,442
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	6,019,160
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.94% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,203,520
2,628,500(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.12%, 3/15/48	2,121,452
6,330,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	5,606,699
4,750,000(a)	ORL Trust, Series 2023-GLKS, Class A, 7.676% (1 Month Term SOFR + 235 bps), 10/19/36 (144A)	4,767,812
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,270,000
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.394% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	6,086,539
245,947	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	237,540
13Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,375,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	$ 1,586,780
9,760,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.257% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	9,821,000
6,300,000(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	6,447,178
28,051,474(c)(e)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.87%, 9/15/57	277,067
21,491,730(c)(e)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.601%, 10/15/49	637,995
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,528,865
	Total Commercial Mortgage-Backed Securities (Cost $190,970,383)	$171,769,225

	Corporate Bonds — 33.1% of Net Assets
	Aerospace & Defense — 0.5%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 9,433,761
5,437,000	Boeing Co., 5.15%, 5/1/30	5,260,335
7,995,000	Boeing Co., 5.805%, 5/1/50	7,564,292
	Total Aerospace & Defense	$22,258,388

	Agriculture — 0.5%
10,144,000	BAT Capital Corp., 6.00%, 2/20/34	$ 10,271,260
12,840,000	Philip Morris International, Inc., 5.25%, 2/13/34	12,726,169
	Total Agriculture	$22,997,429

	Airlines — 0.5%
4,562,559	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 4,129,125
1,141,800	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,050,345
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,492,170
3,891,881	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	3,350,161
Pioneer Bond Fund | 3/31/2414

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
1,436,192	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	$ 1,330,737
1,529,000	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	1,504,424
	Total Airlines	$22,856,962

	Auto Manufacturers — 1.6%
2,630,000	Cummins, Inc., 5.15%, 2/20/34	$ 2,654,359
4,600,000	Cummins, Inc., 5.45%, 2/20/54	4,702,863
3,640,000	Ford Motor Co., 6.10%, 8/19/32	3,688,467
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,317,647
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,347,735
6,464,000	General Motors Co., 6.60%, 4/1/36	6,871,598
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,359,435
2,770,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,800,029
12,850,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,194,288
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	7,833,287
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	9,004,234
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,568,497
9,820,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	9,768,808
	Total Auto Manufacturers	$75,111,247

	Auto Parts & Equipment — 0.1%
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 2,739,445
	Total Auto Parts & Equipment	$2,739,445

	Banks — 12.5%
20,600,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 16,749,085
14,720,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	14,711,867
9,070,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,024,561
7,400,000	Banco Bilbao Vizcaya Argentaria S.A., 5.381%, 3/13/29	7,465,732
17,000,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	14,123,878
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,348,705
6,600,000	Banco Santander S.A., 6.938%, 11/7/33	7,289,973
2,800,000	Banco Santander SA, 2.749%, 12/3/30	2,314,183
11,055,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	9,171,484
15Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
18,900,000(c)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	$ 16,793,901
6,930,000(c)	Bank of America Corp., 5.872% (SOFR + 184 bps), 9/15/34	7,187,589
2,395,000(c)	Bank of New York Mellon Corp., 4.975% (SOFR + 109 bps), 3/14/30	2,397,061
4,385,000(c)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	4,578,867
19,195,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	17,400,083
10,825,000(c)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	10,871,086
1,105,000(c)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	1,139,694
6,285,000(c)	Barclays Plc, 6.692% (SOFR + 262 bps), 9/13/34	6,695,667
4,435,000(c)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	4,926,206
7,275,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	6,356,850
7,320,000(c)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	7,320,522
2,870,000(c)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	2,876,273
11,470,000(c)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	9,399,566
5,625,000(c)	BPCE S.A., 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	4,703,479
1,150,000(c)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	1,160,241
8,605,000(c)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	9,197,203
7,440,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,101,368
5,530,000(c)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	5,331,293
2,550,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	2,546,340
10,660,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	9,697,817
8,595,000(c)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	8,613,249
19,310,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	19,264,342
7,000,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	5,824,147
5,815,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	5,597,130
Pioneer Bond Fund | 3/31/2416

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
10,240,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	$ 8,974,613
11,015,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	9,201,463
5,835,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	5,995,216
1,800,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,667,454
4,800,000(c)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	4,788,271
775,000(c)	ING Groep NV, 6.114% (SOFR + 209 bps), 9/11/34	804,639
15,574,000(c)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	11,815,805
900,000(c)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	752,440
7,560,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	8,062,235
10,900,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	12,366,686
6,480,000(c)	Intesa Sanpaolo S.p.A., 8.248% (1 Year CMT Index + 440 bps), 11/21/33 (144A)	7,232,986
9,060,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	7,538,887
2,960,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	2,836,163
9,035,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	9,003,845
10,849,000	KeyBank NA, 4.15%, 8/8/25	10,545,601
4,961,000	KeyBank NA, 4.90%, 8/8/32	4,454,472
2,360,000(c)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	2,410,045
5,400,000(c)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	5,200,488
8,408,000(c)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	9,466,438
6,185,000(c)(g)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	6,227,466
9,860,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	8,213,069
6,190,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	5,148,336
3,490,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	2,917,034
5,105,000(c)	Mizuho Financial Group, Inc., 5.579% (1 Year CMT Index + 130 bps), 5/26/35	5,161,110
5,285,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	5,289,476
9,845,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	9,445,284
17Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
5,590,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	$ 5,556,282
1,830,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,833,724
6,575,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,683,408
16,051,000(c)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	13,221,480
1,790,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	1,792,045
6,295,000(c)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	6,893,212
6,210,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	5,643,722
1,858,000(c)	Societe Generale S.A., 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	1,320,216
2,195,000(c)	Societe Generale SA, 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	2,026,813
3,612,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	3,053,375
4,140,000(c)	Standard Chartered Plc, 6.097% (1 Year CMT Index + 210 bps), 1/11/35 (144A)	4,263,331
6,886,000(c)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	7,206,846
1,920,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	1,917,760
5,985,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	6,382,411
12,330,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	10,072,736
2,615,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	2,513,170
3,635,000(c)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,804,983
3,455,000(c)(g)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	3,899,095
19,295,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	18,376,876
4,578,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,298,988
7,483,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	7,690,532
17,775,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	13,984,543
Pioneer Bond Fund | 3/31/2418

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
2,500,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	$ 2,511,043
10,220,000(c)	Wells Fargo & Co., 6.491% (SOFR + 206 bps), 10/23/34	10,961,706
	Total Banks	$571,607,261

	Building Materials — 0.0%†
1,870,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 1,876,392
	Total Building Materials	$1,876,392

	Chemicals — 0.1%
7,499,000	Albemarle Corp., 5.65%, 6/1/52	$ 6,878,574
	Total Chemicals	$6,878,574

	Commercial Services — 0.7%
2,115,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	$ 1,931,357
1,230,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,118,029
4,500,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	4,399,443
6,898,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	6,975,045
2,580,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	2,587,998
8,480,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	8,758,509
5,470,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	5,589,473
	Total Commercial Services	$31,359,854

	Diversified Financial Services — 2.9%
13,916,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 11,935,144
7,725,000	Air Lease Corp., 2.10%, 9/1/28	6,760,639
4,915,000	Air Lease Corp., 2.875%, 1/15/32	4,138,677
6,235,000	Air Lease Corp., 3.125%, 12/1/30	5,472,615
11,780,000	Ally Financial, Inc., 4.75%, 6/9/27	11,443,456
4,240,000(c)	Ally Financial, Inc., 6.848% (SOFR + 282 bps), 1/3/30	4,363,661
1,815,000(c)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	1,881,639
2,120,000	Ally Financial, Inc., 8.00%, 11/1/31	2,361,451
7,335,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	7,411,277
905,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	899,761
11,740,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	11,977,038
19Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
9,455,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	$ 7,285,960
3,750,000(c)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	3,690,714
9,235,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	9,068,287
230,000(c)	Capital One Financial Corp., 5.70% (SOFR + 191 bps), 2/1/30	231,963
860,000(c)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	858,691
4,840,000(c)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	5,026,408
6,770,000(c)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	6,932,802
970,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	992,744
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	12,097,482
4,645,000	Nomura Holdings, Inc., 5.605%, 7/6/29	4,701,910
2,970,000	OneMain Finance Corp., 9.00%, 1/15/29	3,151,503
8,559,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	8,095,093
	Total Diversified Financial Services	$130,778,915

	Electric — 1.2%
6,305,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 5,558,210
1,530,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,521,717
11,150,000	Entergy Louisiana LLC, 5.35%, 3/15/34	11,191,670
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,364,557
11,710,000	PacifiCorp, 5.45%, 2/15/34	11,747,683
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,127,132
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	6,008,457
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,922,526
3,935,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	4,200,070
	Total Electric	$52,642,022

	Energy-Alternate Sources — 0.0%†
246,582	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 250,944
	Total Energy-Alternate Sources	$250,944

Pioneer Bond Fund | 3/31/2420

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,667,364
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,362,275
	Total Entertainment	$10,029,639

	Food — 0.9%
4,200,000	Bimbo Bakeries USA, Inc., 5.375%, 1/9/36 (144A)	$ 4,166,916
3,430,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29	3,037,092
1,654,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32	1,348,938
7,490,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	7,378,937
2,335,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52	2,307,218
13,960,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	11,671,188
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	4,753,535
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	4,913,335
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	642,578
	Total Food	$40,219,737

	Gas — 0.3%
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,606,036
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	11,857,112
1,472,796	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,535,389
	Total Gas	$15,998,537

	Hand & Machine Tools — 0.2%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,496,361
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	3,844,023
	Total Hand & Machine Tools	$7,340,384

	Healthcare-Products — 0.3%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,081,333
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	8,399,135
2,290,000	Smith & Nephew Plc, 5.40%, 3/20/34	2,278,691
	Total Healthcare-Products	$12,759,159

	Healthcare-Services — 0.1%
2,500,000	Humana, Inc., 5.375%, 4/15/31	$ 2,501,347
	Total Healthcare-Services	$2,501,347

21Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Insurance — 1.9%
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 11,462,173
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,636,675
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	10,715,813
8,020,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	6,614,123
8,910,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	6,592,603
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	19,243,328
7,760,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	7,768,727
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	11,239,030
9,700,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	8,066,947
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,161,698
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	721,619
	Total Insurance	$86,222,736

	Iron & Steel — 0.2%
8,370,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 8,480,487
	Total Iron & Steel	$8,480,487

	Lodging — 0.6%
4,480,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	$ 4,498,086
2,230,000	Marriott International, Inc., 4.90%, 4/15/29	2,212,407
3,785,000	Marriott International, Inc., 5.30%, 5/15/34	3,743,627
14,805,000	Marriott International, Inc., 3.50%, 10/15/32	12,978,421
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,767,887
	Total Lodging	$26,200,428

	Machinery-Diversified — 0.1%
6,395,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 6,265,774
	Total Machinery-Diversified	$6,265,774

	Mining — 0.5%
4,204,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 3,736,204
2,800,000	Anglo American Capital Plc, 5.50%, 5/2/33 (144A)	2,784,023
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,575,825
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	8,029,385
Pioneer Bond Fund | 3/31/2422

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — (continued)
1,835,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	$ 1,900,904
4,410,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.35%, 3/15/34 (144A)	4,438,124
	Total Mining	$24,464,465

	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 5,641,338
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,918,691
	Total Multi-National	$7,560,029

	Oil & Gas — 0.6%
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 16,221,030
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,195,887
1,735,000	Lundin Energy Finance BV, 2.00%, 7/15/26 (144A)	1,603,400
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,473,647
	Total Oil & Gas	$27,493,964

	Oil & Gas Services — 0.1%
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 2,338,208
	Total Oil & Gas Services	$2,338,208

	Pharmaceuticals — 0.5%
10,500,000	Cencora, Inc., 5.125%, 2/15/34	$ 10,482,044
1,180,000	CVS Health Corp., 5.25%, 1/30/31	1,188,812
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,767,090
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	2,633,164
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,613,870
	Total Pharmaceuticals	$24,684,980

	Pipelines — 1.7%
13,515,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 11,794,347
5,290,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	5,747,770
2,930,000	Energy Transfer LP, 4.15%, 9/15/29	2,780,853
13,251,000	Energy Transfer LP, 4.95%, 5/15/28	13,140,235
4,800,000	Energy Transfer LP, 5.35%, 5/15/45	4,432,446
3,750,000	Energy Transfer LP, 6.00%, 6/15/48	3,727,234
7,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	6,641,107
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,511,537
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,377,216
23Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Pipelines — (continued)
620,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	$ 632,515
3,655,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,769,288
1,440,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,552,123
4,500,000	Williams Cos., Inc., 5.15%, 3/15/34	4,459,440
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,512,600
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,188,863
	Total Pipelines	$78,267,574

	REITs — 1.2%
1,730,000	Essex Portfolio LP, 5.50%, 4/1/34	$ 1,731,916
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	7,112,714
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	1,482,452
406,000	Highwoods Realty LP, 3.05%, 2/15/30	342,348
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,374,073
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,281,820
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	4,075,761
14,963,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	10,273,893
15,090,000	Sun Communities Operating LP , 5.70%, 1/15/33	14,965,276
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,694,148
	Total REITs	$53,334,401

	Retail — 0.7%
1,675,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,449,587
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	1,349,346
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,519,800
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,624,647
10,890,000	Darden Restaurants, Inc., 6.30%, 10/10/33	11,361,780
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,246,283
	Total Retail	$33,551,443

	Semiconductors — 0.8%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 790,128
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	11,239,814
7,993,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	7,415,416
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,781,242
4,470,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	4,476,739
4,197,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	4,184,231
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,193,444
	Total Semiconductors	$38,081,014

Pioneer Bond Fund | 3/31/2424

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.2%
12,416,000	Autodesk, Inc., 2.40%, 12/15/31	$ 10,398,555
	Total Software	$10,398,555

	Telecommunications — 0.9%
9,430,000	Motorola Solutions, Inc., 2.30%, 11/15/30	$ 7,915,702
4,420,000	Motorola Solutions, Inc., 5.60%, 6/1/32	4,480,277
5,250,000	T-Mobile USA, Inc., 2.70%, 3/15/32	4,414,921
16,860,000	T-Mobile USA, Inc., 5.05%, 7/15/33	16,676,973
4,265,000	T-Mobile USA, Inc., 5.20%, 1/15/33	4,269,735
3,850,000	T-Mobile USA, Inc., 5.75%, 1/15/34	4,009,302
	Total Telecommunications	$41,766,910

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,819,962
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,393,994
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,383,852
	Total Trucking & Leasing	$12,597,808

	Total Corporate Bonds (Cost $1,600,642,546)	$1,511,915,012

	Insurance-Linked Securities — 3.5% of Net Assets#
	Event Linked Bonds — 1.7%
	Earthquakes – California — 0.0%†
1,000,000(a)	Phoenician Re, 8.26%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 992,500
	Earthquakes – U.S. — 0.0%†
750,000(a)	Ursa Re, 10.862%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 762,525
500,000(a)	Veraison Re, 11.862%, (1 Month U.S. Treasury Bill + 650 bps), 3/9/26 (144A)	525,300
		$1,287,825

	Flood – U.S. — 0.1%
2,000,000(a)	FloodSmart Re, 17.192%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,957,200
1,500,000(a)	FloodSmart Re, 19.362%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	1,494,750
		$3,451,950

25Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Health – U.S. — 0.2%
2,250,000(a)	Vitality Re XIII, 7.362%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,232,225
6,000,000(a)	Vitality Re XIV, 8.862%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	6,100,800
750,000(a)	Vitality Re XIV, 9.862%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	772,725
		$9,105,750

	Multiperil – U.S. — 0.6%
100,000(a)	Caelus Re V, 5.462%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 95,500
500,000(a)	Four Lakes Re, 9.632%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	484,000
750,000(a)	Four Lakes Re, 11.112%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	762,375
3,000,000(a)	Four Lakes Re, 11.862%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	3,063,600
500,000(a)	Herbie Re, 15.082%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	493,700
3,500,000(a)	High Point Re, 11.112%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	3,531,500
2,000,000(a)	Matterhorn Re, 10.615%, (SOFR + 525 bps), 3/24/25 (144A)	1,991,800
1,000,000(a)	Matterhorn Re, 13.115%, (SOFR + 775 bps), 3/24/25 (144A)	995,700
1,000,000(a)	Mystic Re, 17.362%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,019,900
3,400,000(a)	Mystic Re IV, 14.612%, (3 Month U.S. Treasury Bill + 925 bps), 1/8/26 (144A)	3,540,420
1,000,000(a)	Residential Re, 11.112%, (3 Month U.S. Treasury Bill + 575 bps), 12/6/27 (144A)	1,001,600
1,750,000(a)	Residential Re, 13.052%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,770,650
2,500,000(a)	Residential Re, 13.862%, (1 Month U.S. Treasury Bill + 850 bps), 12/6/27 (144A)	2,485,500
1,000,000(a)	Sanders Re, 11.112%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	1,015,000
2,750,000(a)	Sanders Re II, 8.412%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	2,685,375
1,000,000(a)	Sanders Re III, 11.612%, (3 Month U.S. Treasury Bill + 625 bps), 4/7/27 (144A)	1,014,800
		$25,951,420

Pioneer Bond Fund | 3/31/2426

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Galileo Re, 12.362%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	$ 770,250
1,250,000(a)	Galileo Re, 12.362%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,301,750
250,000(a)	Matterhorn Re, 11.111%, (SOFR + 575 bps), 12/8/25 (144A)	244,425
1,000,000(a)	Mona Lisa Re, 17.862%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,080,700
750,000(a)	Northshore Re II, 13.362%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	780,975
		$4,178,100

	Multiperil – U.S. Regional — 0.1%
850,000(a)	Aquila Re, 12.862%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 868,530
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	1,020,000
1,000,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	1,019,200
3,500,000(a)	Long Point Re IV, 9.612%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,519,950
1,250,000(a)	Matterhorn Re, 1.50%, 1/8/27 (144A)	637,500
		$7,065,180

	Multiperil – Worldwide — 0.1%
2,000,000(a)	Atlas Capital, 12.611%, (SOFR + 725 bps), 6/5/26 (144A)	$ 2,084,600
750,000(a)	Cat Re 2001, 17.862%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	789,375
		$2,873,975

	Windstorm – Florida — 0.2%
4,100,000(a)	Everglades Re II, 11.967%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 4,116,400
3,500,000(a)	Everglades Re II, 12.987%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	3,514,000
750,000(a)	Integrity Re, 12.432%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	525,000
		$8,155,400

27Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	Windstorm – North Carolina — 0.1%
1,000,000(a)	Blue Ridge Re, 10.612%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 1,000,900
1,750,000(a)	Blue Ridge Re, 13.362%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,789,375
		$2,790,275

	Windstorm – Texas — 0.0%†
2,273,000(a)	Alamo Re, 12.542%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 2,297,321
	Windstorm – U.S. — 0.1%
1,250,000(a)	Alamo Re, 13.862%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,286,250
250,000(a)	Bonanza Re, 11.142%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	234,525
300,000(a)	Bonanza Re, 13.612%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	303,870
1,100,000(a)	Cape Lookout Re, 11.862%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	1,128,930
700,000(a)	Gateway Re, 18.362%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	756,350
250,000(a)	Gateway Re II, 14.862%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	259,300
3,000,000(a)	Queen Street Re, 12.862%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	3,132,000
		$7,101,225

	Windstorm – U.S. Multistate — 0.0%†
500,000(f)	Gateway Re, 0.000%, 12/23/24 (144A)	$ 462,400
250,000(a)	Gateway Re, 6.862%, (1 Month U.S. Treasury Bill + 150 bps), 7/8/27 (144A)	249,988
		$712,388

	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.90%, (3 Month U.S. Treasury Bill + 354 bps), 7/8/25 (144A)	$ 1,011,000
	Winterstorm – Florida — 0.1%
1,500,000(a)	Integrity Re, 17.362%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,555,950
1,000,000(a)	Lightning Re, 16.362%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,075,000
		$2,630,950

	Total Event Linked Bonds	$79,605,259

Pioneer Bond Fund | 3/31/2428

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.4%
	Multiperil – Massachusetts — 0.0%†
500,000(h)(i)+	Portsalon Re 2022, 5/31/28	$ 458,460
	Multiperil – U.S. — 0.3%
1,750,000(h)(i)+	Ballybunion Re 2022, 12/31/27	$ —
3,500,000(h)(i)+	Ballybunion Re 2023, 12/31/28	3,372,250
6,000,000(h)(i)+	Emetteur Non Renseigne-PI0047 2024-1, 12/31/29	6,149,217
5,750,000(h)(i)+	Gamboge Re, 3/31/29	6,030,600
		$15,552,067

	Multiperil – Worldwide — 0.1%
1,000,000(h)(i)+	Merion Re 2024-1, 12/31/29	$ 886,309
250,000(h)(i)+	Old Head Re 2022, 12/31/27	125,000
250,000(h)(i)+	Old Head Re 2024, 12/31/29	201,551
1,000,000(h)(i)+	Pine Valley Re 2024, 12/31/28	857,690
350,000(h)(i)+	Walton Health Re 2019, 6/30/24	88,088
2,500,000(h)(i)+	Walton Health Re 2022, 12/15/27	364,384
		$2,523,022

	Windstorm – Florida — 0.0%†
1,500,000(h)(i)+	Formby Re 2018, 2/28/25	$ —
	Windstorm – North Carolina — 0.0%†
250,000(i)+	Isosceles Re 2023, 4/30/29	$ 200
1,750,000(i)+	Isosceles Re 2023, 4/30/29	—
450,000(i)+	Isosceles Re 2023, 4/30/29	—
		$200

	Windstorm – U.S. Multistate — 0.0%†
1,250,000(h)(i)+	White Heron Re 2023, 5/31/29	$ 32,535
	Windstorm – U.S. Regional — 0.0%†
7,255,240(h)(i)+	Oakmont Re 2020, 4/30/24	$ —
	Total Collateralized Reinsurance	$18,566,284

	Reinsurance Sidecars — 1.4%
	Multiperil – U.S. — 0.0%†
2,000,000(h)(j)+	Harambee Re 2018, 12/31/24	$ —
5,000,000(j)+	Harambee Re 2019, 12/31/24	9,000
4,000,000(h)(j)+	Harambee Re 2020, 12/31/24	63,200
		$72,200

	Multiperil – Worldwide — 1.4%
225,450(h)(j)+	Alturas Re 2020-3, 9/30/24	$ —
213,682(h)(j)+	Alturas Re 2021-3, 7/31/25	9,060
3,497,182(h)(j)+	Alturas Re 2022-2, 12/31/27	407,771
29Pioneer Bond Fund | 3/31/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
5,000,000(h)(i)+	Bantry Re 2021, 12/31/24	$ 30,913
6,000,000(h)(i)+	Bantry Re 2023, 12/31/28	136,287
6,000,000(h)(i)+	Bantry Re 2024, 12/31/29	6,237,114
3,000,000(h)(i)+	Berwick Re 2020-1, 12/31/24	21,527
3,000,000(h)(i)+	Berwick Re 2024-1, 12/31/29	3,094,419
5,000,000(i)+	Eccleston Re 2023, 11/30/28	529,597
624,097(h)(i)+	Eden Re II, 3/21/25 (144A)	110,964
1,040,000(h)(i)+	Eden Re II, 3/20/26 (144A)	206,617
36,000(h)(i)+	Eden Re II, 3/19/27 (144A)	291,468
3,500,000(h)(i)+	Eden Re II, 3/17/28 (144A)	3,579,100
1,250,000(h)(i)+	Gleneagles Re 2021, 12/31/24	125
1,250,000(h)(i)+	Gleneagles Re 2022, 12/31/27	594,181
2,118,314(h)(i)+	Gullane Re 2018, 12/31/24	—
6,381,951(h)(i)+	Gullane Re 2023, 12/31/28	176,243
6,250,000(h)(i)+	Gullane Re 2024, 12/31/29	6,563,222
500,000(h)(j)+	Lion Rock Re 2020, 1/31/25	—
500,000(h)(j)+	Lion Rock Re 2021, 12/31/24	55,900
2,993,180(h)(j)+	Lorenz Re 2019, 6/30/24	27,837
9,000,000(h)(i)+	Merion Re 2021-2, 12/31/24	1,444,500
6,551,154(h)(i)+	Merion Re 2022-2, 12/31/27	6,211,225
2,970,693(h)(i)+	Pangaea Re 2023-3, 5/31/29	3,412,500
3,000,000(h)(i)+	Pangaea Re 2024-1, 12/31/29	3,100,083
1,250,000(h)(i)+	Phoenix 3 Re 2023-3, 1/4/27	1,431,750
2,000,000(h)(i)+	RosaPenna Re 2022, 6/30/28	1,923,211
99,999(h)(i)+	Sector Re V, 12/1/24 (144A)	183,276
200,000(h)(i)+	Sector Re V, 12/1/24 (144A)	366,556
10,858(h)(i)+	Sector Re V, 12/1/27 (144A)	444,713
5,000,000(h)(i)+	Sector Re V, 12/1/28 (144A)	5,452,806
4,600,000(h)(i)+	Sector Re V, 12/1/28 (144A)	5,016,582
3,609,700(h)(i)+	Sussex Re 2020-1, 12/31/24	4,693
1,250,000(i)+	Sussex Re 2021-1, 12/31/24	875
6,000,000(h)(j)+	Thopas Re 2020, 12/31/24	1,200
7,000,000(h)(j)+	Thopas Re 2021, 12/31/24	72,800
4,000,000(j)+	Thopas Re 2022, 12/31/27	—
4,256,392(h)(j)+	Thopas Re 2023, 12/31/28	—
4,256,392(h)(j)+	Thopas Re 2024, 12/31/29	4,473,042
4,228,426(j)+	Torricelli Re 2021, 7/31/25	66,820
4,500,000(j)+	Torricelli Re 2022, 6/30/28	57,393
4,500,000(h)(j)+	Torricelli Re 2023, 6/30/29	5,648,846
1,000,000(h)(j)+	Viribus Re 2018, 12/31/24	—
3,650,000(h)(j)+	Viribus Re 2019, 12/31/24	—
Pioneer Bond Fund | 3/31/2430

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
4,139,570(h)(j)+	Viribus Re 2020, 12/31/24	$ 137,434
3,000,000(h)(j)+	Viribus Re 2022, 12/31/27	110,100
2,000,000(h)(j)+	Viribus Re 2023, 12/31/28	561,800
333,333(h)(j)+	Viribus Re 2024, 12/31/29	333,333
4,979,452(h)(i)+	Woburn Re 2019, 12/31/24	833,660
		$63,361,543

	Total Reinsurance Sidecars	$63,433,743

	Total Insurance-Linked Securities (Cost $154,342,820)	$161,605,286

Principal Amount USD ($)
	Foreign Government Bond — 0.2% of Net Assets
	Saudi Arabia — 0.2%
6,500,000	Saudi Government International Bond, 5.750%, 1/16/54 (144A)	$ 6,418,750
	Total Saudi Arabia	$6,418,750

	Total Foreign Government Bond (Cost $6,356,854)	$6,418,750

	U.S. Government and Agency Obligations — 52.1% of Net Assets
48,959,433	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 39,829,024
292,098	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	245,721
3,631,834	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	2,876,976
921,952	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	739,738
2,060,758	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	1,741,811
31,283,056	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	26,128,097
6,410,324	Federal Home Loan Mortgage Corp., 2.500%, 12/1/51	5,300,045
4,059,323	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	3,363,255
4,862,935	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	4,079,321
18,218,397	Federal Home Loan Mortgage Corp., 2.500%, 6/1/52	15,062,515
460,632	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	441,035
458,047	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	411,373
2,337,317	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	2,095,507
31Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,716,532	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	$ 2,399,338
40,056	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	35,089
1,144,776	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	1,005,735
919,731	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	809,121
599,671	Federal Home Loan Mortgage Corp., 3.000%, 8/1/51	519,755
1,108,409	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	953,820
1,016,470	Federal Home Loan Mortgage Corp., 3.000%, 1/1/52	877,888
42,249,337	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	36,380,724
2,195,980	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	1,890,234
1,556,842	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	1,339,543
2,978,968	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	2,606,367
1,706,775	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	1,468,971
1,120,086	Federal Home Loan Mortgage Corp., 3.000%, 4/1/53	964,010
90,996	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	83,945
2,110,631	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	1,947,936
10,647,691	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	9,746,744
3,124,280	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	2,855,413
50,359	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	45,284
3,339,835	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	3,017,896
258,615	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	231,548
2,827,349	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,568,312
1,081,337	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,024,556
12,914	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	12,238
3,187,163	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	3,051,077
424,551	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	400,010
363,886	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	339,827
199,624	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	185,632
180,526	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	167,366
191,634	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	177,732
38,441	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	37,559
4,672	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	4,697
173,556	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	174,467
1,559,786	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,535,669
1,100,142	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,073,730
455,873	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	445,137
Pioneer Bond Fund | 3/31/2432

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
36,497	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	$ 35,639
478,686	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	467,752
232,390	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	227,176
2,435	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	2,447
43,536	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	44,496
35,344	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	36,078
314,934	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	321,477
3,006,543	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	3,035,884
468,717	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	470,298
1,439,156	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,436,592
173,369	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	173,952
491,600	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	489,737
441,863	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	440,065
270,581	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	270,624
232,182	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	231,213
1,939,340	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,935,550
1,324,437	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,328,026
397,908	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	400,300
345,386	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	346,745
125,522,004	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	124,906,261
76,043,180	Federal Home Loan Mortgage Corp., 5.500%, 11/1/53	75,659,768
76,011,911	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	75,628,657
29,340	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	30,065
10,091	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	10,218
10,501	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	10,736
1,209	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,237
33,908	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	34,959
6,255	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	6,319
27,436	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	28,365
15,264	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	15,625
2,916	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	2,974
28,805	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	29,357
6,297	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	6,398
25,198	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	25,914
33Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,041	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	$ 8,320
109,211	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	113,093
15,806	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	16,115
11,318	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	11,516
35,359	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	36,090
37,476	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	38,382
23,116	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	23,525
2,830	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	2,936
8,017	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	8,273
18,982	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	19,690
20,931	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	21,511
880,117	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	902,379
566,515	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	572,913
448,193	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	462,799
374,218	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	382,300
304,434	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	314,530
214,783	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	217,499
350,394	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	354,064
297,290	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	301,920
1,385,611	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,413,363
452,089	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	458,388
1,289,330	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,317,190
502,917	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	507,667
652,901	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	662,430
186,152	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	190,198
137,377	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	140,153
746,104	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	759,174
1,857,781	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,890,326
34,045,925	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	34,353,584
100,000	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	103,249
100,000	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	102,451
500,000	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	506,459
100,000	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	101,179
100,000	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	101,533
122	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	125
115	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	118
1,689	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,738
Pioneer Bond Fund | 3/31/2434

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,223	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	$ 3,316
180	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	184
2,462	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	2,524
3,052	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	3,125
27	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	28
10,987	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	11,474
444,202	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	453,814
1,179,143	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	1,211,455
7,843,126	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	8,276,778
323,234	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	335,516
258,533	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	265,989
724,202	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	752,439
2,632,473	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,710,003
643,718	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	659,767
616,142	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	632,204
993,629	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	1,039,125
598,468	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	625,929
9,745,608	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	9,956,492
100,000	Federal Home Loan Mortgage Corp., 6.500%, 1/1/54	102,453
250,082	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	257,305
20,545	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	21,272
100,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	103,720
300,966	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	314,379
168,329	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	173,296
100,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,661
200,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	206,345
100,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	103,937
400,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	410,115
100,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,849
400,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	415,246
100,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	103,847
200,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	205,163
200,000	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	206,957
300,000	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	309,779
100,000	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	103,757
400,000	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	411,627
300,000	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	309,376
100,000	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,502
35Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
787	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	$ 812
59,973,150	Federal National Mortgage Association, 1.500%, 3/1/42	48,819,232
6,000,000	Federal National Mortgage Association, 2.000%, 4/15/39 (TBA)	5,316,275
19,211,997	Federal National Mortgage Association, 2.000%, 12/1/41	16,130,437
4,097,895	Federal National Mortgage Association, 2.000%, 2/1/42	3,439,075
977,370	Federal National Mortgage Association, 2.000%, 2/1/42	820,054
360,127	Federal National Mortgage Association, 2.000%, 2/1/42	301,896
898,766	Federal National Mortgage Association, 2.000%, 11/1/50	726,288
587,757	Federal National Mortgage Association, 2.000%, 1/1/51	479,304
10,048,117	Federal National Mortgage Association, 2.000%, 11/1/51	8,105,575
2,051,997	Federal National Mortgage Association, 2.000%, 11/1/51	1,649,347
10,622,769	Federal National Mortgage Association, 2.000%, 3/1/52	8,428,347
105,000,000	Federal National Mortgage Association, 2.000%, 4/1/54 (TBA)	83,053,721
323,993	Federal National Mortgage Association, 2.500%, 7/1/30	304,564
284,105	Federal National Mortgage Association, 2.500%, 7/1/30	267,216
503,532	Federal National Mortgage Association, 2.500%, 7/1/30	473,593
4,000,000	Federal National Mortgage Association, 2.500%, 4/15/39 (TBA)	3,639,086
2,672,229	Federal National Mortgage Association, 2.500%, 4/1/42	2,329,421
98,931	Federal National Mortgage Association, 2.500%, 12/1/42	84,758
87,886	Federal National Mortgage Association, 2.500%, 12/1/42	75,292
89,146	Federal National Mortgage Association, 2.500%, 1/1/43	76,373
Pioneer Bond Fund | 3/31/2436

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
984,706	Federal National Mortgage Association, 2.500%, 2/1/43	$ 843,598
36,793	Federal National Mortgage Association, 2.500%, 2/1/43	31,249
35,930	Federal National Mortgage Association, 2.500%, 2/1/43	30,972
113,840	Federal National Mortgage Association, 2.500%, 3/1/43	97,544
66,567	Federal National Mortgage Association, 2.500%, 4/1/43	57,091
99,955	Federal National Mortgage Association, 2.500%, 8/1/43	85,645
44,443	Federal National Mortgage Association, 2.500%, 12/1/43	38,081
96,381	Federal National Mortgage Association, 2.500%, 3/1/44	82,293
592,098	Federal National Mortgage Association, 2.500%, 4/1/45	505,835
537,963	Federal National Mortgage Association, 2.500%, 4/1/45	459,576
208,034	Federal National Mortgage Association, 2.500%, 4/1/45	177,716
100,086	Federal National Mortgage Association, 2.500%, 4/1/45	85,503
177,809	Federal National Mortgage Association, 2.500%, 4/1/45	151,897
230,651	Federal National Mortgage Association, 2.500%, 4/1/45	197,143
61,641	Federal National Mortgage Association, 2.500%, 4/1/45	52,660
97,056	Federal National Mortgage Association, 2.500%, 4/1/45	82,911
19,952	Federal National Mortgage Association, 2.500%, 5/1/45	17,046
43,362	Federal National Mortgage Association, 2.500%, 7/1/45	37,045
49,271	Federal National Mortgage Association, 2.500%, 8/1/45	42,090
38,343	Federal National Mortgage Association, 2.500%, 1/1/46	32,545
1,808,625	Federal National Mortgage Association, 2.500%, 5/1/46	1,527,888
37Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,952,466	Federal National Mortgage Association, 2.500%, 6/1/46	$ 1,653,108
5,813,987	Federal National Mortgage Association, 2.500%, 3/1/47	4,903,602
11,995,979	Federal National Mortgage Association, 2.500%, 8/1/50	10,173,887
542,964	Federal National Mortgage Association, 2.500%, 9/1/50	462,361
273,658	Federal National Mortgage Association, 2.500%, 10/1/50	232,566
34,324,054	Federal National Mortgage Association, 2.500%, 5/1/51	28,959,786
14,520,134	Federal National Mortgage Association, 2.500%, 5/1/51	12,259,072
47,365,835	Federal National Mortgage Association, 2.500%, 11/1/51	39,993,328
1,466,616	Federal National Mortgage Association, 2.500%, 1/1/52	1,235,492
31,199,969	Federal National Mortgage Association, 2.500%, 1/1/52	26,164,489
1,700,618	Federal National Mortgage Association, 2.500%, 2/1/52	1,431,296
25,348,221	Federal National Mortgage Association, 2.500%, 4/1/52	20,977,517
3,823,468	Federal National Mortgage Association, 2.500%, 4/1/52	3,210,914
3,731,599	Federal National Mortgage Association, 2.500%, 4/1/52	3,090,331
24,432,068	Federal National Mortgage Association, 2.500%, 4/1/52	20,241,111
2,444,378	Federal National Mortgage Association, 2.500%, 4/1/52	2,023,901
3,476,163	Federal National Mortgage Association, 2.500%, 4/1/52	2,946,385
1,276,126	Federal National Mortgage Association, 2.500%, 7/1/52	1,055,627
47,000,000	Federal National Mortgage Association, 2.500%, 4/1/54 (TBA)	38,843,635
849,209	Federal National Mortgage Association, 3.000%, 10/1/30	808,066
320,317	Federal National Mortgage Association, 3.000%, 4/1/31	304,107
Pioneer Bond Fund | 3/31/2438

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
153,748	Federal National Mortgage Association, 3.000%, 6/1/40	$ 138,573
288,831	Federal National Mortgage Association, 3.000%, 8/1/45	256,935
1,568,732	Federal National Mortgage Association, 3.000%, 2/1/47	1,402,269
1,726,428	Federal National Mortgage Association, 3.000%, 4/1/47	1,533,809
1,167,252	Federal National Mortgage Association, 3.000%, 12/1/47	1,035,679
31,265,929	Federal National Mortgage Association, 3.000%, 2/1/51	27,405,465
1,041,292	Federal National Mortgage Association, 3.000%, 4/1/51	919,004
234,166	Federal National Mortgage Association, 3.000%, 8/1/51	201,663
6,658,649	Federal National Mortgage Association, 3.000%, 11/1/51	5,817,651
1,163,467	Federal National Mortgage Association, 3.000%, 11/1/51	1,001,254
14,234,978	Federal National Mortgage Association, 3.000%, 1/1/52	12,451,790
19,179,250	Federal National Mortgage Association, 3.000%, 3/1/52	16,906,256
7,567,454	Federal National Mortgage Association, 3.000%, 3/1/52	6,517,441
1,162,600	Federal National Mortgage Association, 3.000%, 4/1/52	1,000,499
2,802,312	Federal National Mortgage Association, 3.000%, 6/1/52	2,412,270
979,323	Federal National Mortgage Association, 3.000%, 6/1/52	842,780
67,000,000	Federal National Mortgage Association, 3.000%, 4/1/54 (TBA)	57,634,147
5,155,033	Federal National Mortgage Association, 3.000%, 2/1/57	4,414,522
644,109	Federal National Mortgage Association, 3.500%, 6/1/28	625,248
209,963	Federal National Mortgage Association, 3.500%, 10/1/41	193,843
1,297,548	Federal National Mortgage Association, 3.500%, 11/1/41	1,216,199
39Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,182	Federal National Mortgage Association, 3.500%, 10/1/42	$ 92,092
146,321	Federal National Mortgage Association, 3.500%, 12/1/42	134,860
162,498	Federal National Mortgage Association, 3.500%, 12/1/42	149,712
1,147,049	Federal National Mortgage Association, 3.500%, 9/1/45	1,045,938
153,015	Federal National Mortgage Association, 3.500%, 10/1/45	140,597
32,631	Federal National Mortgage Association, 3.500%, 2/1/47	29,853
44,010	Federal National Mortgage Association, 3.500%, 7/1/47	40,525
39,450	Federal National Mortgage Association, 3.500%, 10/1/47	35,699
216,060	Federal National Mortgage Association, 3.500%, 12/1/47	198,860
3,429,678	Federal National Mortgage Association, 3.500%, 1/1/48	3,138,284
28,172	Federal National Mortgage Association, 3.500%, 2/1/49	25,701
967,108	Federal National Mortgage Association, 3.500%, 5/1/49	891,253
657,899	Federal National Mortgage Association, 3.500%, 5/1/49	605,871
16,409	Federal National Mortgage Association, 3.500%, 7/1/49	14,967
414,342	Federal National Mortgage Association, 3.500%, 3/1/52	376,027
1,171,196	Federal National Mortgage Association, 3.500%, 3/1/52	1,052,630
789,797	Federal National Mortgage Association, 3.500%, 4/1/52	707,231
3,105,292	Federal National Mortgage Association, 3.500%, 4/1/52	2,789,029
1,858,902	Federal National Mortgage Association, 3.500%, 4/1/52	1,688,594
5,589,221	Federal National Mortgage Association, 3.500%, 5/1/52	5,050,888
449,210	Federal National Mortgage Association, 3.500%, 6/1/52	405,912
Pioneer Bond Fund | 3/31/2440

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
574,095	Federal National Mortgage Association, 3.500%, 6/1/52	$ 514,112
5,831,074	Federal National Mortgage Association, 3.500%, 6/1/52	5,221,794
75,000,000	Federal National Mortgage Association, 3.500%, 4/1/54 (TBA)	67,115,802
310,220	Federal National Mortgage Association, 3.500%, 8/1/58	275,325
980	Federal National Mortgage Association, 4.000%, 10/1/25	967
62,082	Federal National Mortgage Association, 4.000%, 11/1/34	60,035
573,843	Federal National Mortgage Association, 4.000%, 4/1/39	545,343
2,301,728	Federal National Mortgage Association, 4.000%, 10/1/40	2,192,126
387,252	Federal National Mortgage Association, 4.000%, 12/1/40	368,621
79,586	Federal National Mortgage Association, 4.000%, 7/1/42	75,405
2,249,362	Federal National Mortgage Association, 4.000%, 4/1/44	2,131,289
36,270	Federal National Mortgage Association, 4.000%, 6/1/45	34,722
190,079	Federal National Mortgage Association, 4.000%, 7/1/45	180,054
49,649	Federal National Mortgage Association, 4.000%, 5/1/51	46,179
7,283,055	Federal National Mortgage Association, 4.000%, 7/1/51	6,788,157
152,911	Federal National Mortgage Association, 4.000%, 8/1/51	141,984
2,275,040	Federal National Mortgage Association, 4.000%, 9/1/51	2,124,389
249,962	Federal National Mortgage Association, 4.000%, 6/1/52	231,704
30,000,000	Federal National Mortgage Association, 4.000%, 4/1/54 (TBA)	27,780,049
705,071	Federal National Mortgage Association, 4.000%, 7/1/56	655,090
1,050,659	Federal National Mortgage Association, 4.000%, 1/1/57	974,872
41Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
38,913	Federal National Mortgage Association, 4.500%, 10/1/35	$ 38,021
98,244	Federal National Mortgage Association, 4.500%, 8/1/40	96,138
89,097	Federal National Mortgage Association, 4.500%, 2/1/41	87,380
4,183,837	Federal National Mortgage Association, 4.500%, 9/1/43	4,103,201
2,782,454	Federal National Mortgage Association, 4.500%, 1/1/44	2,728,821
147,308	Federal National Mortgage Association, 4.500%, 1/1/47	143,736
57,906	Federal National Mortgage Association, 4.500%, 2/1/47	56,502
29,000,000	Federal National Mortgage Association, 4.500%, 4/1/54 (TBA)	27,614,449
24,402	Federal National Mortgage Association, 5.000%, 7/1/34	24,530
61,860	Federal National Mortgage Association, 5.000%, 10/1/34	62,184
175,416	Federal National Mortgage Association, 5.000%, 2/1/39	176,335
4,000,000	Federal National Mortgage Association, 5.000%, 4/15/39 (TBA)	3,993,857
4,053,084	Federal National Mortgage Association, 5.000%, 12/1/44	4,044,448
422,447	Federal National Mortgage Association, 5.000%, 9/1/49	422,662
5,753,941	Federal National Mortgage Association, 5.000%, 8/1/52	5,625,688
3,721,376	Federal National Mortgage Association, 5.000%, 11/1/52	3,638,027
421,857	Federal National Mortgage Association, 5.000%, 2/1/53	412,616
695,126	Federal National Mortgage Association, 5.000%, 2/1/53	679,362
889,418	Federal National Mortgage Association, 5.000%, 2/1/53	870,362
1,468,153	Federal National Mortgage Association, 5.000%, 4/1/53	1,435,270
417,658	Federal National Mortgage Association, 5.000%, 4/1/53	408,495
Pioneer Bond Fund | 3/31/2442

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
618,472	Federal National Mortgage Association, 5.000%, 4/1/53	$ 603,750
1,000,000	Federal National Mortgage Association, 5.000%, 4/1/54 (TBA)	975,663
4,044	Federal National Mortgage Association, 5.500%, 6/1/33	4,055
21,270	Federal National Mortgage Association, 5.500%, 7/1/33	21,597
135,609	Federal National Mortgage Association, 5.500%, 7/1/34	138,424
5,446	Federal National Mortgage Association, 5.500%, 10/1/35	5,533
35,743	Federal National Mortgage Association, 5.500%, 3/1/36	36,115
31,575	Federal National Mortgage Association, 5.500%, 5/1/36	32,231
46,057	Federal National Mortgage Association, 5.500%, 6/1/36	47,015
26,000,000	Federal National Mortgage Association, 5.500%, 4/15/39 (TBA)	26,200,851
732,872	Federal National Mortgage Association, 5.500%, 5/1/49	739,798
2,525,402	Federal National Mortgage Association, 5.500%, 4/1/50	2,550,047
5,749,878	Federal National Mortgage Association, 5.500%, 4/1/50	5,805,990
1,251,448	Federal National Mortgage Association, 5.500%, 11/1/52	1,248,747
3,291,708	Federal National Mortgage Association, 5.500%, 1/1/53	3,301,958
3,538,363	Federal National Mortgage Association, 5.500%, 1/1/53	3,563,808
2,283,493	Federal National Mortgage Association, 5.500%, 2/1/53	2,276,744
818,515	Federal National Mortgage Association, 5.500%, 2/1/53	820,732
2,170,063	Federal National Mortgage Association, 5.500%, 4/1/53	2,164,823
1,752,058	Federal National Mortgage Association, 5.500%, 4/1/53	1,747,828
344,763	Federal National Mortgage Association, 5.500%, 4/1/53	346,936
43Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,095,428	Federal National Mortgage Association, 5.500%, 4/1/53	$ 1,092,419
1,444,886	Federal National Mortgage Association, 5.500%, 4/1/53	1,447,327
521,844	Federal National Mortgage Association, 5.500%, 4/1/53	522,272
698,213	Federal National Mortgage Association, 5.500%, 4/1/53	695,449
1,414,243	Federal National Mortgage Association, 5.500%, 7/1/53	1,422,115
897,063	Federal National Mortgage Association, 5.500%, 7/1/53	895,313
3,005,606	Federal National Mortgage Association, 5.500%, 7/1/53	3,021,102
296,993	Federal National Mortgage Association, 5.500%, 8/1/53	299,884
20,512,671	Federal National Mortgage Association, 5.500%, 9/1/53	20,409,245
4,131,639	Federal National Mortgage Association, 5.500%, 9/1/53	4,110,807
659,192	Federal National Mortgage Association, 5.500%, 10/1/53	660,912
0	Federal National Mortgage Association, 5.500%, 3/1/54 (TBA)	0
9,143	Federal National Mortgage Association, 5.720%, 11/1/28	9,065
10,822	Federal National Mortgage Association, 5.720%, 6/1/29	10,768
19,032	Federal National Mortgage Association, 5.900%, 4/1/28	18,940
167	Federal National Mortgage Association, 6.000%, 9/1/29	170
466	Federal National Mortgage Association, 6.000%, 1/1/32	472
3,499	Federal National Mortgage Association, 6.000%, 2/1/32	3,584
1,409	Federal National Mortgage Association, 6.000%, 3/1/32	1,438
844	Federal National Mortgage Association, 6.000%, 8/1/32	862
127	Federal National Mortgage Association, 6.000%, 9/1/32	130
Pioneer Bond Fund | 3/31/2444

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,286	Federal National Mortgage Association, 6.000%, 10/1/32	$ 11,524
3,381	Federal National Mortgage Association, 6.000%, 2/1/33	3,427
18,028	Federal National Mortgage Association, 6.000%, 3/1/33	18,565
17,501	Federal National Mortgage Association, 6.000%, 4/1/33	17,810
37,619	Federal National Mortgage Association, 6.000%, 7/1/33	38,293
9,221	Federal National Mortgage Association, 6.000%, 11/1/33	9,499
31,670	Federal National Mortgage Association, 6.000%, 8/1/34	32,716
6,951	Federal National Mortgage Association, 6.000%, 9/1/34	7,086
8,893	Federal National Mortgage Association, 6.000%, 9/1/34	9,194
19,607	Federal National Mortgage Association, 6.000%, 9/1/34	19,872
918	Federal National Mortgage Association, 6.000%, 9/1/34	940
2,975	Federal National Mortgage Association, 6.000%, 10/1/34	3,082
3,163	Federal National Mortgage Association, 6.000%, 11/1/34	3,276
30,172	Federal National Mortgage Association, 6.000%, 11/1/34	30,727
1,046	Federal National Mortgage Association, 6.000%, 2/1/35	1,083
2,215	Federal National Mortgage Association, 6.000%, 2/1/35	2,295
46,165	Federal National Mortgage Association, 6.000%, 4/1/35	47,496
3,670	Federal National Mortgage Association, 6.000%, 5/1/35	3,738
65,209	Federal National Mortgage Association, 6.000%, 10/1/35	66,477
32,089	Federal National Mortgage Association, 6.000%, 12/1/35	32,749
6,960	Federal National Mortgage Association, 6.000%, 12/1/37	7,210
45Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
54,888	Federal National Mortgage Association, 6.000%, 6/1/38	$ 56,718
6,438	Federal National Mortgage Association, 6.000%, 7/1/38	6,536
2,451,519	Federal National Mortgage Association, 6.000%, 1/1/53	2,523,513
768,605	Federal National Mortgage Association, 6.000%, 1/1/53	786,627
767,193	Federal National Mortgage Association, 6.000%, 2/1/53	777,075
279,629	Federal National Mortgage Association, 6.000%, 2/1/53	288,745
234,572	Federal National Mortgage Association, 6.000%, 3/1/53	237,868
290,188	Federal National Mortgage Association, 6.000%, 3/1/53	295,110
561,095	Federal National Mortgage Association, 6.000%, 4/1/53	567,405
970,269	Federal National Mortgage Association, 6.000%, 4/1/53	983,392
3,254,694	Federal National Mortgage Association, 6.000%, 5/1/53	3,347,614
3,063,140	Federal National Mortgage Association, 6.000%, 5/1/53	3,129,982
306,867	Federal National Mortgage Association, 6.000%, 6/1/53	313,887
256,756	Federal National Mortgage Association, 6.000%, 6/1/53	260,595
287,588	Federal National Mortgage Association, 6.000%, 6/1/53	290,314
381,044	Federal National Mortgage Association, 6.000%, 6/1/53	385,534
340,328	Federal National Mortgage Association, 6.000%, 6/1/53	344,309
1,375,468	Federal National Mortgage Association, 6.000%, 6/1/53	1,406,650
977,741	Federal National Mortgage Association, 6.000%, 6/1/53	994,370
149,397	Federal National Mortgage Association, 6.000%, 7/1/53	152,309
3,369,236	Federal National Mortgage Association, 6.000%, 7/1/53	3,426,787
Pioneer Bond Fund | 3/31/2446

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,034,265	Federal National Mortgage Association, 6.000%, 7/1/53	$ 2,095,543
2,700,274	Federal National Mortgage Association, 6.000%, 7/1/53	2,801,325
1,879,523	Federal National Mortgage Association, 6.000%, 7/1/53	1,914,147
582,581	Federal National Mortgage Association, 6.000%, 7/1/53	595,554
976,889	Federal National Mortgage Association, 6.000%, 8/1/53	992,193
5,580,436	Federal National Mortgage Association, 6.000%, 8/1/53	5,690,757
25,392,551	Federal National Mortgage Association, 6.000%, 9/1/53	25,625,384
198,804	Federal National Mortgage Association, 6.000%, 9/1/53	201,503
574,846	Federal National Mortgage Association, 6.000%, 10/1/53	584,916
1,140,208	Federal National Mortgage Association, 6.000%, 10/1/53	1,160,182
964,563	Federal National Mortgage Association, 6.000%, 10/1/53	979,823
393,309	Federal National Mortgage Association, 6.000%, 2/1/54	400,726
12,094,599	Federal National Mortgage Association, 6.000%, 2/1/54	12,203,893
300,000	Federal National Mortgage Association, 6.000%, 3/1/54	302,711
100,000	Federal National Mortgage Association, 6.000%, 3/1/54	102,307
200,000	Federal National Mortgage Association, 6.000%, 3/1/54	202,146
3,468	Federal National Mortgage Association, 6.500%, 7/1/29	3,570
250	Federal National Mortgage Association, 6.500%, 4/1/31	256
1,126	Federal National Mortgage Association, 6.500%, 5/1/31	1,156
1,616	Federal National Mortgage Association, 6.500%, 9/1/31	1,660
1,744	Federal National Mortgage Association, 6.500%, 9/1/31	1,793
47Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
446	Federal National Mortgage Association, 6.500%, 10/1/31	$ 457
30,266	Federal National Mortgage Association, 6.500%, 12/1/31	31,069
3,005	Federal National Mortgage Association, 6.500%, 2/1/32	3,085
9,246	Federal National Mortgage Association, 6.500%, 3/1/32	9,481
16,489	Federal National Mortgage Association, 6.500%, 7/1/32	17,034
9,795	Federal National Mortgage Association, 6.500%, 7/1/34	10,120
31,096	Federal National Mortgage Association, 6.500%, 11/1/37	32,666
8,351	Federal National Mortgage Association, 6.500%, 11/1/47	8,494
214,364	Federal National Mortgage Association, 6.500%, 2/1/53	221,263
1,935,392	Federal National Mortgage Association, 6.500%, 3/1/53	2,005,247
388,299	Federal National Mortgage Association, 6.500%, 3/1/53	403,068
1,724,493	Federal National Mortgage Association, 6.500%, 3/1/53	1,784,115
225,221	Federal National Mortgage Association, 6.500%, 4/1/53	232,519
339,292	Federal National Mortgage Association, 6.500%, 4/1/53	354,196
385,824	Federal National Mortgage Association, 6.500%, 4/1/53	396,887
174,677	Federal National Mortgage Association, 6.500%, 4/1/53	178,897
498,249	Federal National Mortgage Association, 6.500%, 7/1/53	510,577
474,914	Federal National Mortgage Association, 6.500%, 7/1/53	489,388
2,233,653	Federal National Mortgage Association, 6.500%, 8/1/53	2,294,064
992,595	Federal National Mortgage Association, 6.500%, 8/1/53	1,028,074
299,874	Federal National Mortgage Association, 6.500%, 8/1/53	307,686
Pioneer Bond Fund | 3/31/2448

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
777,697	Federal National Mortgage Association, 6.500%, 8/1/53	$ 797,233
640,101	Federal National Mortgage Association, 6.500%, 8/1/53	658,231
4,441,296	Federal National Mortgage Association, 6.500%, 9/1/53	4,594,818
940,012	Federal National Mortgage Association, 6.500%, 9/1/53	965,704
90,545	Federal National Mortgage Association, 6.500%, 10/1/53	93,228
184,882	Federal National Mortgage Association, 6.500%, 11/1/53	190,300
100,000	Federal National Mortgage Association, 6.500%, 2/1/54	103,937
259,882	Federal National Mortgage Association, 6.500%, 2/1/54	266,069
100,000	Federal National Mortgage Association, 6.500%, 3/1/54	102,951
300,000	Federal National Mortgage Association, 6.500%, 3/1/54	308,243
100,000	Federal National Mortgage Association, 6.500%, 3/1/54	102,674
200,000	Federal National Mortgage Association, 6.500%, 3/1/54	205,734
200,000	Federal National Mortgage Association, 6.500%, 3/1/54	206,344
200,000	Federal National Mortgage Association, 6.500%, 3/1/54	206,119
100,000	Federal National Mortgage Association, 6.500%, 3/1/54	103,125
100,000	Federal National Mortgage Association, 6.500%, 3/1/54	102,907
100,000	Federal National Mortgage Association, 6.500%, 3/1/54	102,164
100,000	Federal National Mortgage Association, 6.500%, 3/1/54	104,272
100,000	Federal National Mortgage Association, 6.500%, 3/1/54	102,581
100,000	Federal National Mortgage Association, 6.500%, 3/1/54	103,937
100,000	Federal National Mortgage Association, 6.500%, 4/1/54	103,874
49Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
100,000	Federal National Mortgage Association, 6.500%, 4/1/54	$ 103,328
100,000	Federal National Mortgage Association, 6.500%, 4/1/54	103,125
300,000	Federal National Mortgage Association, 6.500%, 4/1/54	308,720
100,000	Federal National Mortgage Association, 6.500%, 4/1/54	103,069
100,000	Federal National Mortgage Association, 6.500%, 4/1/54	103,743
100,000	Federal National Mortgage Association, 6.500%, 4/1/54	102,809
97,000,000	Federal National Mortgage Association, 6.500%, 4/15/54 (TBA)	99,096,963
2,210	Federal National Mortgage Association, 7.000%, 12/1/30	2,278
1,586	Federal National Mortgage Association, 7.000%, 4/1/31	1,635
2,573	Federal National Mortgage Association, 7.000%, 9/1/31	2,653
9,643	Federal National Mortgage Association, 7.000%, 12/1/31	9,942
5,568	Federal National Mortgage Association, 7.000%, 1/1/32	5,741
11,000,000	Government National Mortgage Association, 2.000%, 4/15/54 (TBA)	9,010,241
17,000,000	Government National Mortgage Association, 2.500%, 4/15/54 (TBA)	14,477,482
17,000,000	Government National Mortgage Association, 3.000%, 4/20/54 (TBA)	14,990,152
4,000,000	Government National Mortgage Association, 3.500%, 4/15/54 (TBA)	3,639,509
0	Government National Mortgage Association, 4.000%, 3/20/54 (TBA)	0
0	Government National Mortgage Association, 4.500%, 3/20/54 (TBA)	0
0	Government National Mortgage Association, 5.000%, 3/20/54 (TBA)	0
10,000,000	Government National Mortgage Association, 5.500%, 4/15/54 (TBA)	9,990,608
22,000,000	Government National Mortgage Association, 6.000%, 4/15/54 (TBA)	22,192,282
Pioneer Bond Fund | 3/31/2450

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,000,000	Government National Mortgage Association, 6.500%, 4/15/54 (TBA)	$ 18,300,111
2,122,167	Government National Mortgage Association I, 3.500%, 11/15/41	1,983,956
1,480,795	Government National Mortgage Association I, 3.500%, 7/15/42	1,378,847
269,420	Government National Mortgage Association I, 3.500%, 10/15/42	250,857
477,328	Government National Mortgage Association I, 3.500%, 1/15/44	444,431
1,555,308	Government National Mortgage Association I, 3.500%, 1/15/45	1,448,168
521,518	Government National Mortgage Association I, 3.500%, 8/15/46	483,646
5,867	Government National Mortgage Association I, 4.000%, 5/15/39	5,557
864	Government National Mortgage Association I, 4.000%, 6/15/39	827
1,375	Government National Mortgage Association I, 4.000%, 8/15/40	1,309
115,158	Government National Mortgage Association I, 4.000%, 8/15/40	110,158
1,608	Government National Mortgage Association I, 4.000%, 9/15/40	1,530
1,625	Government National Mortgage Association I, 4.000%, 10/15/40	1,557
6,908	Government National Mortgage Association I, 4.000%, 11/15/40	6,540
13,977	Government National Mortgage Association I, 4.000%, 11/15/40	13,260
4,239	Government National Mortgage Association I, 4.000%, 1/15/41	4,034
16,947	Government National Mortgage Association I, 4.000%, 1/15/41	16,211
2,407	Government National Mortgage Association I, 4.000%, 2/15/41	2,303
22,637	Government National Mortgage Association I, 4.000%, 6/15/41	21,476
34,002	Government National Mortgage Association I, 4.000%, 7/15/41	32,358
85,276	Government National Mortgage Association I, 4.000%, 9/15/41	81,155
51Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,715	Government National Mortgage Association I, 4.000%, 10/15/41	$ 1,624
4,552	Government National Mortgage Association I, 4.000%, 10/15/41	4,310
1,095	Government National Mortgage Association I, 4.000%, 11/15/41	1,037
976	Government National Mortgage Association I, 4.000%, 11/15/41	923
1,277	Government National Mortgage Association I, 4.000%, 12/15/41	1,214
10,481	Government National Mortgage Association I, 4.000%, 2/15/42	9,974
204,330	Government National Mortgage Association I, 4.000%, 8/15/43	194,451
3,212	Government National Mortgage Association I, 4.000%, 11/15/43	3,072
171,426	Government National Mortgage Association I, 4.000%, 3/15/44	163,136
650,886	Government National Mortgage Association I, 4.000%, 3/15/44	619,409
20,884	Government National Mortgage Association I, 4.000%, 3/15/44	19,909
2,760	Government National Mortgage Association I, 4.000%, 3/15/44	2,636
391,428	Government National Mortgage Association I, 4.000%, 4/15/44	370,571
2,823	Government National Mortgage Association I, 4.000%, 4/15/44	2,669
4,717	Government National Mortgage Association I, 4.000%, 4/15/44	4,480
51,308	Government National Mortgage Association I, 4.000%, 8/15/44	49,038
514,728	Government National Mortgage Association I, 4.000%, 9/15/44	489,356
35,273	Government National Mortgage Association I, 4.000%, 9/15/44	33,044
51,484	Government National Mortgage Association I, 4.000%, 9/15/44	49,096
96,513	Government National Mortgage Association I, 4.000%, 11/15/44	91,457
123,392	Government National Mortgage Association I, 4.000%, 12/15/44	117,733
Pioneer Bond Fund | 3/31/2452

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
146,476	Government National Mortgage Association I, 4.000%, 1/15/45	$ 139,511
117,892	Government National Mortgage Association I, 4.000%, 1/15/45	111,022
343,474	Government National Mortgage Association I, 4.000%, 2/15/45	327,533
302,092	Government National Mortgage Association I, 4.000%, 2/15/45	286,384
780,674	Government National Mortgage Association I, 4.000%, 3/15/45	738,987
616,742	Government National Mortgage Association I, 4.000%, 4/15/45	586,342
646,357	Government National Mortgage Association I, 4.000%, 5/15/45	617,382
943,340	Government National Mortgage Association I, 4.000%, 6/15/45	901,139
132,316	Government National Mortgage Association I, 4.000%, 7/15/45	125,480
199,463	Government National Mortgage Association I, 4.000%, 8/15/45	188,828
13,028	Government National Mortgage Association I, 4.500%, 6/15/25	12,905
14,146	Government National Mortgage Association I, 4.500%, 7/15/33	13,818
33,771	Government National Mortgage Association I, 4.500%, 9/15/33	33,032
57,095	Government National Mortgage Association I, 4.500%, 10/15/33	55,647
41,809	Government National Mortgage Association I, 4.500%, 10/15/33	40,750
2,913	Government National Mortgage Association I, 4.500%, 2/15/34	2,845
33,423	Government National Mortgage Association I, 4.500%, 4/15/35	32,565
16,250	Government National Mortgage Association I, 4.500%, 10/15/35	15,873
25,713	Government National Mortgage Association I, 4.500%, 4/15/38	25,247
224,876	Government National Mortgage Association I, 4.500%, 12/15/39	220,971
91,299	Government National Mortgage Association I, 4.500%, 1/15/40	89,861
53Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
51,389	Government National Mortgage Association I, 4.500%, 9/15/40	$ 50,560
138,397	Government National Mortgage Association I, 4.500%, 10/15/40	135,851
96,605	Government National Mortgage Association I, 4.500%, 4/15/41	94,449
200,953	Government National Mortgage Association I, 4.500%, 5/15/41	195,213
125,959	Government National Mortgage Association I, 4.500%, 6/15/41	123,147
90,624	Government National Mortgage Association I, 4.500%, 7/15/41	88,611
77,048	Government National Mortgage Association I, 4.500%, 8/15/41	75,022
16,587	Government National Mortgage Association I, 5.000%, 7/15/33	16,572
17,300	Government National Mortgage Association I, 5.000%, 9/15/33	17,426
20,130	Government National Mortgage Association I, 5.000%, 4/15/34	20,252
114,307	Government National Mortgage Association I, 5.000%, 4/15/35	115,004
43,968	Government National Mortgage Association I, 5.000%, 7/15/40	44,134
22,978	Government National Mortgage Association I, 5.500%, 1/15/29	23,225
3,089	Government National Mortgage Association I, 5.500%, 6/15/33	3,165
16,647	Government National Mortgage Association I, 5.500%, 7/15/33	17,059
8,562	Government National Mortgage Association I, 5.500%, 7/15/33	8,774
5,212	Government National Mortgage Association I, 5.500%, 8/15/33	5,341
8,670	Government National Mortgage Association I, 5.500%, 8/15/33	8,885
8,245	Government National Mortgage Association I, 5.500%, 8/15/33	8,449
18,560	Government National Mortgage Association I, 5.500%, 9/15/33	19,019
21,079	Government National Mortgage Association I, 5.500%, 9/15/33	21,601
Pioneer Bond Fund | 3/31/2454

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,997	Government National Mortgage Association I, 5.500%, 10/15/33	$ 9,174
15,482	Government National Mortgage Association I, 5.500%, 10/15/33	15,866
82,582	Government National Mortgage Association I, 5.500%, 7/15/34	84,628
12,531	Government National Mortgage Association I, 5.500%, 10/15/34	12,796
110,635	Government National Mortgage Association I, 5.500%, 11/15/34	112,698
44,862	Government National Mortgage Association I, 5.500%, 1/15/35	45,973
7,746	Government National Mortgage Association I, 5.500%, 2/15/35	7,938
27,670	Government National Mortgage Association I, 5.500%, 2/15/35	28,356
23,049	Government National Mortgage Association I, 5.500%, 6/15/35	23,621
97,864	Government National Mortgage Association I, 5.500%, 7/15/35	100,292
7,489	Government National Mortgage Association I, 5.500%, 10/15/35	7,620
34,255	Government National Mortgage Association I, 5.500%, 10/15/35	35,020
10,637	Government National Mortgage Association I, 5.500%, 2/15/37	10,900
6,066	Government National Mortgage Association I, 6.000%, 4/15/28	6,163
25,419	Government National Mortgage Association I, 6.000%, 9/15/28	25,927
1,311	Government National Mortgage Association I, 6.000%, 10/15/28	1,333
7,607	Government National Mortgage Association I, 6.000%, 2/15/29	7,720
9,073	Government National Mortgage Association I, 6.000%, 2/15/29	9,291
4,324	Government National Mortgage Association I, 6.000%, 11/15/31	4,435
249	Government National Mortgage Association I, 6.000%, 3/15/32	256
1,367	Government National Mortgage Association I, 6.000%, 8/15/32	1,391
55Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,458	Government National Mortgage Association I, 6.000%, 9/15/32	$ 2,483
58,337	Government National Mortgage Association I, 6.000%, 9/15/32	59,331
45,233	Government National Mortgage Association I, 6.000%, 9/15/32	45,919
4,098	Government National Mortgage Association I, 6.000%, 10/15/32	4,159
1,763	Government National Mortgage Association I, 6.000%, 10/15/32	1,787
2,953	Government National Mortgage Association I, 6.000%, 11/15/32	2,996
2,551	Government National Mortgage Association I, 6.000%, 11/15/32	2,598
102,429	Government National Mortgage Association I, 6.000%, 12/15/32	104,126
1,999	Government National Mortgage Association I, 6.000%, 12/15/32	2,024
64,623	Government National Mortgage Association I, 6.000%, 12/15/32	65,840
21,956	Government National Mortgage Association I, 6.000%, 12/15/32	22,450
4,350	Government National Mortgage Association I, 6.000%, 12/15/32	4,394
25,123	Government National Mortgage Association I, 6.000%, 12/15/32	25,491
64,737	Government National Mortgage Association I, 6.000%, 12/15/32	65,522
44,240	Government National Mortgage Association I, 6.000%, 1/15/33	45,471
11,981	Government National Mortgage Association I, 6.000%, 1/15/33	12,324
28,883	Government National Mortgage Association I, 6.000%, 2/15/33	29,628
38,754	Government National Mortgage Association I, 6.000%, 2/15/33	39,869
34,377	Government National Mortgage Association I, 6.000%, 2/15/33	34,725
7,116	Government National Mortgage Association I, 6.000%, 2/15/33	7,414
32,647	Government National Mortgage Association I, 6.000%, 3/15/33	34,014
Pioneer Bond Fund | 3/31/2456

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,186	Government National Mortgage Association I, 6.000%, 3/15/33	$ 33,078
18,357	Government National Mortgage Association I, 6.000%, 3/15/33	19,004
31,782	Government National Mortgage Association I, 6.000%, 3/15/33	32,264
7,767	Government National Mortgage Association I, 6.000%, 3/15/33	7,907
34,760	Government National Mortgage Association I, 6.000%, 3/15/33	35,552
121,947	Government National Mortgage Association I, 6.000%, 3/15/33	125,090
59,491	Government National Mortgage Association I, 6.000%, 3/15/33	61,154
12,453	Government National Mortgage Association I, 6.000%, 4/15/33	12,718
18,889	Government National Mortgage Association I, 6.000%, 5/15/33	19,189
3,319	Government National Mortgage Association I, 6.000%, 6/15/33	3,411
16,870	Government National Mortgage Association I, 6.000%, 9/15/33	17,577
4,911	Government National Mortgage Association I, 6.000%, 10/15/33	4,987
32,526	Government National Mortgage Association I, 6.000%, 11/15/33	33,008
69,126	Government National Mortgage Association I, 6.000%, 3/15/34	71,746
14,790	Government National Mortgage Association I, 6.000%, 6/15/34	15,392
7,942	Government National Mortgage Association I, 6.000%, 8/15/34	8,231
33,257	Government National Mortgage Association I, 6.000%, 8/15/34	34,076
2,456	Government National Mortgage Association I, 6.000%, 9/15/34	2,497
27,785	Government National Mortgage Association I, 6.000%, 9/15/34	28,507
43,059	Government National Mortgage Association I, 6.000%, 9/15/34	44,208
32,857	Government National Mortgage Association I, 6.000%, 10/15/34	33,352
57Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,954	Government National Mortgage Association I, 6.000%, 10/15/34	$ 31,744
35,505	Government National Mortgage Association I, 6.000%, 10/15/34	36,428
43,403	Government National Mortgage Association I, 6.000%, 11/15/34	44,744
162,455	Government National Mortgage Association I, 6.000%, 9/15/35	168,627
56,718	Government National Mortgage Association I, 6.000%, 8/15/36	58,497
27,064	Government National Mortgage Association I, 6.000%, 10/15/36	28,001
13,968	Government National Mortgage Association I, 6.000%, 11/15/37	14,474
11,165	Government National Mortgage Association I, 6.000%, 8/15/38	11,399
19	Government National Mortgage Association I, 6.500%, 10/15/24	19
2,278	Government National Mortgage Association I, 6.500%, 4/15/28	2,338
15,639	Government National Mortgage Association I, 6.500%, 4/15/28	16,042
1,657	Government National Mortgage Association I, 6.500%, 6/15/28	1,686
1,480	Government National Mortgage Association I, 6.500%, 8/15/28	1,524
1,050	Government National Mortgage Association I, 6.500%, 10/15/28	1,068
935	Government National Mortgage Association I, 6.500%, 10/15/28	961
8,539	Government National Mortgage Association I, 6.500%, 1/15/29	8,768
1,699	Government National Mortgage Association I, 6.500%, 2/15/29	1,740
2,199	Government National Mortgage Association I, 6.500%, 2/15/29	2,258
339	Government National Mortgage Association I, 6.500%, 2/15/29	348
833	Government National Mortgage Association I, 6.500%, 3/15/29	852
791	Government National Mortgage Association I, 6.500%, 3/15/29	805
Pioneer Bond Fund | 3/31/2458

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,551	Government National Mortgage Association I, 6.500%, 3/15/29	$ 3,613
8,560	Government National Mortgage Association I, 6.500%, 3/15/29	8,714
11,135	Government National Mortgage Association I, 6.500%, 5/15/29	11,331
221	Government National Mortgage Association I, 6.500%, 5/15/29	225
292	Government National Mortgage Association I, 6.500%, 5/15/29	297
13,257	Government National Mortgage Association I, 6.500%, 4/15/31	13,727
3,502	Government National Mortgage Association I, 6.500%, 5/15/31	3,568
5,784	Government National Mortgage Association I, 6.500%, 5/15/31	5,885
3,871	Government National Mortgage Association I, 6.500%, 5/15/31	4,002
2,486	Government National Mortgage Association I, 6.500%, 6/15/31	2,567
8,224	Government National Mortgage Association I, 6.500%, 7/15/31	8,481
15,351	Government National Mortgage Association I, 6.500%, 8/15/31	15,878
1,634	Government National Mortgage Association I, 6.500%, 9/15/31	1,663
21,538	Government National Mortgage Association I, 6.500%, 10/15/31	22,092
2,075	Government National Mortgage Association I, 6.500%, 10/15/31	2,143
1,752	Government National Mortgage Association I, 6.500%, 11/15/31	1,811
28,286	Government National Mortgage Association I, 6.500%, 11/15/31	28,800
35,438	Government National Mortgage Association I, 6.500%, 1/15/32	36,140
8,217	Government National Mortgage Association I, 6.500%, 1/15/32	8,389
5,355	Government National Mortgage Association I, 6.500%, 2/15/32	5,499
6,678	Government National Mortgage Association I, 6.500%, 2/15/32	6,951
59Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
851	Government National Mortgage Association I, 6.500%, 2/15/32	$ 868
5,205	Government National Mortgage Association I, 6.500%, 2/15/32	5,387
12,893	Government National Mortgage Association I, 6.500%, 2/15/32	13,259
5,817	Government National Mortgage Association I, 6.500%, 3/15/32	6,009
14,129	Government National Mortgage Association I, 6.500%, 3/15/32	14,479
2,760	Government National Mortgage Association I, 6.500%, 4/15/32	2,861
3,094	Government National Mortgage Association I, 6.500%, 4/15/32	3,171
12,853	Government National Mortgage Association I, 6.500%, 4/15/32	13,228
1,545	Government National Mortgage Association I, 6.500%, 5/15/32	1,578
1,502	Government National Mortgage Association I, 6.500%, 5/15/32	1,537
3,383	Government National Mortgage Association I, 6.500%, 5/15/32	3,506
817	Government National Mortgage Association I, 6.500%, 5/15/32	841
4,391	Government National Mortgage Association I, 6.500%, 6/15/32	4,551
4,617	Government National Mortgage Association I, 6.500%, 7/15/32	4,774
33,937	Government National Mortgage Association I, 6.500%, 7/15/32	35,581
3,979	Government National Mortgage Association I, 6.500%, 7/15/32	4,055
12,111	Government National Mortgage Association I, 6.500%, 8/15/32	12,515
10,967	Government National Mortgage Association I, 6.500%, 8/15/32	11,203
2,552	Government National Mortgage Association I, 6.500%, 8/15/32	2,631
17,228	Government National Mortgage Association I, 6.500%, 9/15/32	17,710
8,118	Government National Mortgage Association I, 6.500%, 9/15/32	8,338
Pioneer Bond Fund | 3/31/2460

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,653	Government National Mortgage Association I, 6.500%, 9/15/32	$ 7,838
11,574	Government National Mortgage Association I, 6.500%, 10/15/32	11,851
14,743	Government National Mortgage Association I, 6.500%, 11/15/32	15,002
76,838	Government National Mortgage Association I, 6.500%, 12/15/32	78,489
85,470	Government National Mortgage Association I, 6.500%, 1/15/33	87,005
805	Government National Mortgage Association I, 6.500%, 1/15/33	827
13,340	Government National Mortgage Association I, 6.500%, 5/15/33	13,741
568	Government National Mortgage Association I, 6.500%, 10/15/33	587
40,660	Government National Mortgage Association I, 6.500%, 6/15/34	42,052
7,612	Government National Mortgage Association I, 6.500%, 4/15/35	7,746
3,321	Government National Mortgage Association I, 6.500%, 6/15/35	3,507
13,239	Government National Mortgage Association I, 6.500%, 7/15/35	13,980
48,467	Government National Mortgage Association I, 6.500%, 7/15/35	50,127
81	Government National Mortgage Association I, 7.000%, 9/15/24	80
11	Government National Mortgage Association I, 7.000%, 7/15/25	11
634	Government National Mortgage Association I, 7.000%, 11/15/26	636
1,544	Government National Mortgage Association I, 7.000%, 6/15/27	1,555
3,244	Government National Mortgage Association I, 7.000%, 1/15/28	3,254
2,159	Government National Mortgage Association I, 7.000%, 4/15/28	2,167
3,623	Government National Mortgage Association I, 7.000%, 7/15/28	3,637
276	Government National Mortgage Association I, 7.000%, 8/15/28	280
61Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,953	Government National Mortgage Association I, 7.000%, 11/15/28	$ 3,008
10,011	Government National Mortgage Association I, 7.000%, 11/15/28	10,161
11,486	Government National Mortgage Association I, 7.000%, 4/15/29	11,504
7,698	Government National Mortgage Association I, 7.000%, 4/15/29	7,720
12,312	Government National Mortgage Association I, 7.000%, 5/15/29	12,358
1,781	Government National Mortgage Association I, 7.000%, 7/15/29	1,786
21,179	Government National Mortgage Association I, 7.000%, 11/15/29	21,304
7,781	Government National Mortgage Association I, 7.000%, 12/15/30	7,953
1,020	Government National Mortgage Association I, 7.000%, 12/15/30	1,020
26,824	Government National Mortgage Association I, 7.000%, 1/15/31	26,815
6,517	Government National Mortgage Association I, 7.000%, 6/15/31	6,767
842	Government National Mortgage Association I, 7.000%, 7/15/31	873
42,217	Government National Mortgage Association I, 7.000%, 8/15/31	43,598
5,830	Government National Mortgage Association I, 7.000%, 9/15/31	5,838
5,503	Government National Mortgage Association I, 7.000%, 9/15/31	5,518
5,224	Government National Mortgage Association I, 7.000%, 11/15/31	5,229
21,494	Government National Mortgage Association I, 7.000%, 3/15/32	21,750
16,255	Government National Mortgage Association I, 7.000%, 4/15/32	16,376
33,452	Government National Mortgage Association I, 7.000%, 5/15/32	34,850
19	Government National Mortgage Association I, 7.500%, 6/15/24	18
945	Government National Mortgage Association I, 7.500%, 8/15/25	943
Pioneer Bond Fund | 3/31/2462

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
343	Government National Mortgage Association I, 7.500%, 9/15/25	$ 342
1,304	Government National Mortgage Association I, 7.500%, 2/15/27	1,301
5,271	Government National Mortgage Association I, 7.500%, 3/15/27	5,340
10,552	Government National Mortgage Association I, 7.500%, 10/15/27	10,677
857	Government National Mortgage Association I, 7.500%, 6/15/29	859
2,122	Government National Mortgage Association I, 7.500%, 8/15/29	2,128
2,800	Government National Mortgage Association I, 7.500%, 9/15/29	2,795
10,078	Government National Mortgage Association I, 7.500%, 2/15/31	10,090
9,079	Government National Mortgage Association I, 7.500%, 2/15/31	9,092
3,488	Government National Mortgage Association I, 7.500%, 3/15/31	3,490
1,052	Government National Mortgage Association I, 7.500%, 12/15/31	1,050
1,296	Government National Mortgage Association I, 7.750%, 2/15/30	1,299
104,022	Government National Mortgage Association II, 3.500%, 3/20/45	93,362
220,259	Government National Mortgage Association II, 3.500%, 4/20/45	202,544
424,577	Government National Mortgage Association II, 3.500%, 4/20/45	391,026
160,110	Government National Mortgage Association II, 3.500%, 4/20/45	147,127
465,088	Government National Mortgage Association II, 3.500%, 3/20/46	429,593
1,591,463	Government National Mortgage Association II, 4.000%, 7/20/44	1,528,601
63,166	Government National Mortgage Association II, 4.000%, 9/20/44	60,658
379,843	Government National Mortgage Association II, 4.000%, 10/20/44	364,643
1,165,809	Government National Mortgage Association II, 4.000%, 10/20/46	1,109,436
63Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
700,913	Government National Mortgage Association II, 4.000%, 2/20/48	$ 659,218
893,642	Government National Mortgage Association II, 4.000%, 4/20/48	840,478
15,834	Government National Mortgage Association II, 4.500%, 12/20/34	15,623
72,495	Government National Mortgage Association II, 4.500%, 1/20/35	71,527
12,091	Government National Mortgage Association II, 4.500%, 3/20/35	11,930
305,539	Government National Mortgage Association II, 4.500%, 9/20/41	301,075
1,107,651	Government National Mortgage Association II, 4.500%, 9/20/44	1,093,510
415,889	Government National Mortgage Association II, 4.500%, 10/20/44	410,321
801,947	Government National Mortgage Association II, 4.500%, 11/20/44	791,211
869,156	Government National Mortgage Association II, 4.500%, 2/20/48	847,324
1,854,587	Government National Mortgage Association II, 4.500%, 9/20/52	1,782,837
1,577,372	Government National Mortgage Association II, 4.500%, 10/20/52	1,516,266
8,449,954	Government National Mortgage Association II, 5.000%, 12/20/52	8,307,419
52,186	Government National Mortgage Association II, 5.500%, 3/20/34	53,788
42,222	Government National Mortgage Association II, 5.500%, 4/20/34	43,519
16,414	Government National Mortgage Association II, 5.500%, 10/20/37	16,718
564,077	Government National Mortgage Association II, 5.500%, 9/20/52	564,191
4,544,968	Government National Mortgage Association II, 5.500%, 12/20/52	4,544,957
45,264	Government National Mortgage Association II, 5.750%, 6/20/33	46,265
10,851	Government National Mortgage Association II, 5.900%, 1/20/28	10,922
19,115	Government National Mortgage Association II, 5.900%, 7/20/28	19,192
Pioneer Bond Fund | 3/31/2464

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,776	Government National Mortgage Association II, 6.000%, 10/20/31	$ 4,898
23,431	Government National Mortgage Association II, 6.000%, 1/20/33	23,815
27,135	Government National Mortgage Association II, 6.000%, 10/20/33	28,225
16,333	Government National Mortgage Association II, 6.000%, 6/20/34	16,989
37,969	Government National Mortgage Association II, 6.450%, 1/20/33	38,225
7,967	Government National Mortgage Association II, 6.500%, 8/20/28	8,105
381	Government National Mortgage Association II, 6.500%, 2/20/29	388
160	Government National Mortgage Association II, 6.500%, 3/20/29	163
4,845	Government National Mortgage Association II, 6.500%, 4/20/29	4,929
3,013	Government National Mortgage Association II, 6.500%, 4/20/31	3,118
2,412	Government National Mortgage Association II, 6.500%, 6/20/31	2,471
11,310	Government National Mortgage Association II, 6.500%, 10/20/32	11,692
14,374	Government National Mortgage Association II, 6.500%, 3/20/34	14,677
766	Government National Mortgage Association II, 7.000%, 5/20/26	783
3,775	Government National Mortgage Association II, 7.000%, 8/20/27	3,858
3,461	Government National Mortgage Association II, 7.000%, 6/20/28	3,538
15,872	Government National Mortgage Association II, 7.000%, 11/20/28	16,222
14,022	Government National Mortgage Association II, 7.000%, 1/20/29	14,331
1,274	Government National Mortgage Association II, 7.000%, 2/20/29	1,302
506	Government National Mortgage Association II, 7.000%, 12/20/30	517
2,646	Government National Mortgage Association II, 7.000%, 1/20/31	2,764
65Pioneer Bond Fund | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,536	Government National Mortgage Association II, 7.000%, 3/20/31	$ 1,570
8,871	Government National Mortgage Association II, 7.000%, 7/20/31	9,289
2,959	Government National Mortgage Association II, 7.000%, 11/20/31	3,024
3,150	Government National Mortgage Association II, 7.500%, 5/20/30	3,226
804	Government National Mortgage Association II, 7.500%, 6/20/30	822
784	Government National Mortgage Association II, 7.500%, 7/20/30	793
3,077	Government National Mortgage Association II, 7.500%, 8/20/30	3,159
1,366	Government National Mortgage Association II, 7.500%, 12/20/30	1,400
1	Government National Mortgage Association II, 8.000%, 5/20/25	1
115,000,000(f)	U.S. Treasury Bills, 4/9/24	114,866,050
50,374,800	U.S. Treasury Bonds, 2.250%, 2/15/52	33,135,206
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	43,659,072
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	64,432,422
136,312,900	U.S. Treasury Bonds, 4.375%, 8/15/43	134,694,184
44,623,988	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	38,947,295
36,260,000	U.S. Treasury Notes, 4.250%, 2/28/29	36,308,158
193,137,300	U.S. Treasury Notes, 4.500%, 9/30/30	197,369,722
	Total U.S. Government and Agency Obligations (Cost $2,408,763,331)	$2,378,766,404

Pioneer Bond Fund | 3/31/2466

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 1.7% of Net Assets
	Repurchase Agreements — 1.7%
45,000,000	Bank of America, 5.32%, dated 3/28/24,
to be purchased on 4/1/24 for $45,026,600,
collateralized by the following:
$44,359,587 U.S. Treasury Bond, 3.625%, 5/15/53
	$1,540,425 U.S. Treasury Note, 2.25%, 3/31/24	$ 45,000,000
30,790,000	Bank of America, 5.33%, dated 3/28/24, to be purchased on 4/1/24 for $30,808,235, collateralized by the following: $9,832,335 Federal National Mortgage Association, 3.8%-5.0%, 11/1/26-11/1/33, $21,573,465 Government National Mortgage Association, 3.5%-7.798%, 10/15/44-11/20/71	30,790,000
		$75,790,000

	TOTAL SHORT TERM INVESTMENTS (Cost $75,790,000)	$75,790,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 109.3% (Cost $5,191,863,987)	$4,988,667,539
	TBA Sales Commitments — (7.3)% of Net Assets
	U.S. Government and Agency Obligations — (7.3)%
(296,000,000)	Federal National Mortgage Association, 5.500%, 4/1/54 (TBA)	$ (294,530,736)
(37,000,000)	Federal National Mortgage Association, 6.000%, 4/1/54 (TBA)	(37,336,846)
	TOTAL TBA SALES COMMITMENTS (Proceeds $332,215,750)	$(331,867,582)

	OTHER ASSETS AND LIABILITIES — (2.0)%	$(91,029,657)
	net assets — 100.0%	$4,565,770,300

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
67Pioneer Bond Fund | 3/31/24

REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $1,468,112,615, or 32.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2024.
(b)	This term loan will settle after March 31, 2024, at which time the interest rate will be determined.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2024.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Non-income producing security.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$1,256,000	$1,286,250
Alamo Re	11/15/2023	2,301,322	2,297,321
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	23,708	9,060
Alturas Re 2022-2	1/18/2022	211,651	407,771
Aquila Re	5/10/2023	850,000	868,530
Atlas Capital	5/17/2023	2,000,000	2,084,600
Ballybunion Re 2022	3/9/2022	—	—
Ballybunion Re 2023	3/20/2023	2,972,499	3,372,250
Pioneer Bond Fund | 3/31/2468

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2021	1/11/2021	$52,340	$30,913
Bantry Re 2023	1/12/2023	—	136,287
Bantry Re 2024	2/1/2024	6,000,000	6,237,114
Berwick Re 2020-1	9/24/2020	—	21,527
Berwick Re 2024-1	1/10/2024	3,000,000	3,094,419
Blue Ridge Re	11/14/2023	1,000,000	1,000,900
Blue Ridge Re	11/14/2023	1,750,000	1,789,375
Bonanza Re	3/11/2022	250,000	234,525
Bonanza Re	1/6/2023	300,000	303,870
Caelus Re V	4/27/2017	100,000	95,500
Cape Lookout Re	4/14/2023	1,100,000	1,128,930
Cat Re 2001	11/14/2023	750,000	789,375
Commonwealth Re	6/15/2022	1,000,000	1,011,000
Eccleston Re 2023	7/13/2023	—	529,597
Eden Re II	1/25/2021	332,268	110,964
Eden Re II	1/21/2022	371,981	206,617
Eden Re II	1/17/2023	—	291,468
Eden Re II	1/10/2024	3,500,000	3,579,100
Emetteur Non Renseigne-PI0047 2024-1	1/26/2024	6,000,000	6,149,217
Everglades Re II	10/25/2023	4,119,846	4,116,400
Everglades Re II	10/25/2023	3,537,975	3,514,000
FloodSmart Re	2/14/2022	2,000,000	1,957,200
FloodSmart Re	2/29/2024	1,500,000	1,494,750
Formby Re 2018	7/9/2018	4,661	—
Four Lakes Re	12/15/2021	500,000	484,000
Four Lakes Re	12/22/2022	3,000,000	3,063,600
Four Lakes Re	12/8/2023	750,000	762,375
Galileo Re	12/4/2023	1,250,000	1,301,750
Galileo Re	12/4/2023	750,000	770,250
Gamboge Re	4/24/2023	4,859,847	6,030,600
Gateway Re	2/3/2023	700,000	756,350
Gateway Re	3/11/2024	250,000	249,988
Gateway Re	3/11/2024	463,313	462,400
Gateway Re II	4/13/2023	250,000	259,300
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	555,119	594,181
Gullane Re 2018	3/26/2018	—	—
Gullane Re 2023	1/20/2023	—	176,243
Gullane Re 2024	2/14/2024	6,250,000	6,563,222
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	9,000
Harambee Re 2020	2/27/2020	—	63,200
Herbie Re	10/19/2020	500,000	493,700
High Point Re	12/1/2023	3,500,000	3,531,500
Integrity Re	5/9/2022	750,000	525,000
Integrity Re	3/23/2023	1,500,000	1,555,950
Isosceles Re 2023	8/7/2023	—	200
Isosceles Re 2023	8/7/2023	—	—
69Pioneer Bond Fund | 3/31/24

Restricted Securities	Acquisition date	Cost	Value
Isosceles Re 2023	8/7/2023	$—	$—
Kilimanjaro III Re	6/15/2022	1,000,000	1,020,000
Lightning Re	3/20/2023	1,000,000	1,075,000
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	165,491	55,900
Locke Tavern Re	3/23/2023	1,000,000	1,019,200
Long Point Re IV	5/13/2022	3,500,000	3,519,950
Lorenz Re 2019	6/26/2019	490,512	27,837
Matterhorn Re	1/29/2020	1,250,000	637,500
Matterhorn Re	12/15/2021	250,000	244,425
Matterhorn Re	3/10/2022	2,000,000	1,991,800
Matterhorn Re	3/10/2022	1,000,000	995,700
Merion Re 2021-2	12/28/2020	2,448,846	1,444,500
Merion Re 2022-2	3/1/2022	6,551,154	6,211,225
Merion Re 2024-1	1/11/2024	843,568	886,309
Mona Lisa Re	12/30/2022	1,000,000	1,080,700
Mystic Re	12/12/2023	1,000,000	1,019,900
Mystic Re IV	12/16/2022	3,400,000	3,540,420
Northshore Re II	6/22/2022	750,000	780,975
Oakmont Re 2020	12/3/2020	—	—
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2024	1/5/2024	183,891	201,551
Pangaea Re 2023-3	7/5/2023	2,970,693	3,412,500
Pangaea Re 2024-1	2/27/2024	3,000,000	3,100,083
Phoenician Re	12/1/2021	1,000,000	992,500
Phoenix 3 Re 2023-3	12/21/2020	1,120,701	1,431,750
Pine Valley Re 2024	1/17/2024	829,193	857,690
Portsalon Re 2022	7/15/2022	404,317	458,460
Queen Street Re	5/12/2023	3,000,000	3,132,000
Residential Re	11/22/2022	1,750,000	1,770,650
Residential Re	11/7/2023	2,500,000	2,485,500
Residential Re	11/7/2023	1,000,000	1,001,600
RosaPenna Re 2022	8/26/2022	1,802,211	1,923,211
Sanders Re	1/16/2024	1,000,000	1,015,000
Sanders Re II	11/23/2021	2,754,375	2,685,375
Sanders Re III	11/30/2022	1,000,000	1,014,800
Sector Re V	12/4/2019	1,424	366,556
Sector Re V	1/1/2020	1,683	183,276
Sector Re V	12/30/2022	—	444,713
Sector Re V	12/4/2023	5,000,000	5,452,806
Sector Re V	12/29/2023	4,600,000	5,016,582
Sussex Re 2020-1	1/21/2020	—	4,693
Sussex Re 2021-1	1/26/2021	—	875
Thopas Re 2020	12/30/2019	—	1,200
Thopas Re 2021	12/30/2020	—	72,800
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	4,256,392	4,473,042
Torricelli Re 2021	7/2/2021	—	66,820
Pioneer Bond Fund | 3/31/2470

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Torricelli Re 2022	7/26/2022	$—	$57,393
Torricelli Re 2023	7/26/2023	4,500,000	5,648,846
Ursa Re	4/12/2023	750,000	762,525
Veraison Re	12/14/2022	500,000	525,300
Viribus Re 2018	12/22/2017	16,587	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	137,434
Viribus Re 2022	4/18/2022	—	110,100
Viribus Re 2023	2/2/2023	—	561,800
Viribus Re 2024	3/19/2024	333,333	333,333
Vitality Re XIII	1/4/2023	2,176,314	2,232,225
Vitality Re XIV	1/25/2023	6,023,750	6,100,800
Vitality Re XIV	1/25/2023	750,000	772,725
Walton Health Re 2019	7/18/2019	9,900	88,088
Walton Health Re 2022	7/13/2022	8,750	364,384
White Heron Re 2023	8/30/2023	—	32,535
Woburn Re 2019	1/30/2019	661,677	833,660
Total Restricted Securities			$161,605,286
% of Net assets			3.5%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,612	U.S. 2 Year Note (CBT)	6/28/24	$329,922,370	$329,628,814	$(293,556)
11,008	U.S. 5 Year Note (CBT)	6/28/24	1,175,119,270	1,178,028,055	2,908,785
			$1,505,041,640	$1,507,656,869	$2,615,229
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
796	U.S. 10 Year Ultra Bond (CBT)	6/18/24	$(90,764,217)	$(91,229,066)	$(464,849)
98	U.S. Long Bond (CBT)	6/18/24	(11,665,869)	(11,802,875)	(137,006)
111	U.S. Ultra Bond (CBT)	6/18/24	(14,187,167)	(14,319,000)	(131,833)
			$(116,617,253)	$(117,350,941)	$(733,688)
TOTAL FUTURES CONTRACTS			$1,388,424,387	$1,390,305,928	$1,881,541
71Pioneer Bond Fund | 3/31/24

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
228,056,400	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(1,982,323)	$(15,268,266)	$(17,250,589)
115,200,000	Markit CDX North America High Yield Index Series 42	Pay	5.00%	6/20/29	(8,330,248)	(165,577)	(8,495,825)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(10,312,571)	$(15,433,843)	$(25,746,414)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$10,943,182	$—	$10,943,182
Asset Backed Securities	—	356,013,708	—	356,013,708
Collateralized Mortgage Obligations	—	315,445,972	—	315,445,972
Commercial Mortgage-Backed Securities	—	171,769,225	—	171,769,225
Corporate Bonds	—	1,511,915,012	—	1,511,915,012
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	458,460	458,460
Multiperil – U.S.	—	—	15,552,067	15,552,067
Multiperil – Worldwide	—	—	2,523,022	2,523,022
Windstorm – Florida	—	—	— *	— *
Pioneer Bond Fund | 3/31/2472

Schedule of Investments  |  3/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Windstorm – North Carolina	$—	$—	$200	$200
Windstorm – U.S. Multistate	—	—	32,535	32,535
Windstorm – U.S. Regional	—	—	—*	—*
Reinsurance Sidecars
Multiperil – U.S.	—	—	72,200	72,200
Multiperil – Worldwide	—	—	63,361,543	63,361,543
All Other Insurance-Linked Securities	—	79,605,259	—	79,605,259
Foreign Government Bond	—	6,418,750	—	6,418,750
U.S. Government and Agency Obligations	—	2,378,766,404	—	2,378,766,404
Repurchase Agreements	—	75,790,000	—	75,790,000
Total Investments in Securities	$—	$4,906,667,512	$82,000,027	$4,988,667,539
Liabilities
TBA Sales Commitments	$—	$(331,867,582)	$—	$(331,867,582)
Total Liabilities	$—	$(331,867,582)	$—	$(331,867,582)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$1,881,540	$—	$—	$1,881,540
Centrally cleared swap contracts^	—	(15,433,843)	—	(15,433,843)
Total Other Financial Instruments	$1,881,540	$(15,433,843)	$—	$(13,552,303)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the period ended March 31, 2024, a security valued at $0 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
73Pioneer Bond Fund | 3/31/24